AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 96.0%
Common Stocks — 72.8%
Aerospace & Defense — 0.8%
Airbus SE (France)*	1,845	$243,793
Astrotech Corp.*	1,613	1,694
Axon Enterprise, Inc.*	175	30,628
BWX Technologies, Inc.	360	19,390
CAE, Inc. (Canada)*	648	19,359
Dassault Aviation SA (France)	1,610	181,645
HEICO Corp. (Class A Stock)	120	14,212
Howmet Aerospace, Inc.	2,302	71,822
Leonardo SpA (Italy)*	6,832	56,300
Meggitt PLC (United Kingdom)*	6,973	69,189
Mercury Systems, Inc.*	233	11,049
Montana Aerospace AG (Germany), 144A*	794	28,405
Northrop Grumman Corp.	380	136,857
Rolls-Royce Holdings PLC (United Kingdom)*	58,769	110,086
Spirit AeroSystems Holdings, Inc. (Class A Stock)	334	14,759
Thales SA (France)	3,381	328,394
VirTra, Inc.*	1,807	18,323
		1,355,905
Air Freight & Logistics — 0.3%
GXO Logistics, Inc.*	305	23,924
InPost SA (Poland)*	838	13,885
United Parcel Service, Inc. (Class B Stock)	2,314	421,379
		459,188
Airlines — 0.0%
Air Arabia PJSC (United Arab Emirates)*	28,210	10,407
Allegiant Travel Co.*	58	11,338
JetBlue Airways Corp.*	1,019	15,581
Spirit Airlines, Inc.*	420	10,895
United Airlines Holdings, Inc.*	769	36,581
		84,802
Auto Components — 0.4%
Autel Intelligent Technology Corp. Ltd. (China) (Class A Stock)	1,865	20,449
Autoliv, Inc. (Sweden)(a)	380	32,574
Bridgestone Corp. (Japan)	1,500	70,834
CIE Automotive SA (Spain)	506	12,746
Dorman Products, Inc.*	225	21,301
Fuyao Glass Industry Group Co. Ltd. (China) (Class A Stock)	1,763	11,508
Goodyear Tire & Rubber Co. (The)*	334	5,912
Huayu Automotive Systems Co. Ltd. (China) (Class A Stock)	27,300	96,325
Kendrion NV (Netherlands)	269	6,693
Lear Corp.	174	27,227
Magna International, Inc. (Canada)	1,321	99,392
Musashi Seimitsu Industry Co. Ltd. (Japan)	1,300	22,768
NGK Spark Plug Co. Ltd. (Japan)	800	12,453
	Shares	Value
Common Stocks (continued)
Auto Components (cont’d.)
Nifco, Inc. (Japan)	400	$12,391
Nippon Seiki Co. Ltd. (Japan)	1,400	14,739
Stanley Electric Co. Ltd. (Japan)	5,000	125,705
Toyo Tire Corp. (Japan)	1,200	21,470
Valeo (France)	1,422	39,742
Veoneer, Inc. (Sweden)*	902	30,722
		684,951
Automobiles — 0.4%
Astra International Tbk PT (Indonesia)	66,500	25,452
Daimler AG (Germany)	1,270	112,275
Knaus Tabbert AG (Germany)	215	15,796
Maruti Suzuki India Ltd. (India)	798	78,696
Stellantis NV	4,501	85,571
Suzuki Motor Corp. (Japan)	1,300	57,642
Toyota Motor Corp. (Japan)	12,000	213,013
		588,445
Banks — 3.6%
Al Rajhi Bank (Saudi Arabia)	1,109	36,223
Axis Bank Ltd. (India)*	11,426	117,157
Banco Bilbao Vizcaya Argentaria SA (Spain)	13,839	91,025
Banco Comercial Portugues SA (Portugal) (Class R Stock)*	153,115	27,672
Banco Santander Chile (Chile), ADR	2,275	44,977
Bank Central Asia Tbk PT (Indonesia)	62,500	152,504
Bank of America Corp.	16,375	695,119
BankUnited, Inc.	906	37,889
BAWAG Group AG (Austria), 144A*	2,698	172,611
BNP Paribas SA (France)	2,517	160,695
Capitec Bank Holdings Ltd. (South Africa)	756	91,385
China Merchants Bank Co. Ltd. (China) (Class H Stock)	3,000	23,852
CIT Group, Inc.	691	35,897
Citigroup, Inc.	3,138	220,225
City Holding Co.	375	29,216
Commerce Bancshares, Inc.	85	5,923
Credicorp Ltd. (Peru)	300	33,282
East West Bancorp, Inc.	1,213	94,056
Enterprise Financial Services Corp.	526	23,817
Erste Group Bank AG (Austria)	4,860	213,549
FinecoBank Banca Fineco SpA (Italy)*	1,898	34,337
First Abu Dhabi Bank PJSC (United Arab Emirates)	8,017	38,756
First Financial Bankshares, Inc.	424	19,483
Fukuoka Financial Group, Inc. (Japan)	700	12,576
HDFC Bank Ltd. (India)	4,250	91,094
Home BancShares, Inc.	1,488	35,013
HSBC Holdings PLC (United Kingdom)	8,878	46,443
ICICI Bank Ltd. (India), ADR(a)	3,809	71,876
ING Groep NV (Netherlands)	18,271	265,309
JPMorgan Chase & Co.	2,539	415,609
KakaoBank Corp. (South Korea)*	35	1,975
KBC Group NV (Belgium)	1,043	93,598
Komercni banka A/S (Czech Republic)*	649	26,309
Kotak Mahindra Bank Ltd. (India)	3,432	92,426
A1

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Lloyds Banking Group PLC (United Kingdom)	159,454	$98,815
Mitsubishi UFJ Financial Group, Inc. (Japan)	20,200	118,670
National Bank of Canada (Canada)	1,157	88,862
OTP Bank Nyrt (Hungary)*	1,487	87,243
Pacific Premier Bancorp, Inc.	943	39,078
Pinnacle Financial Partners, Inc.	469	44,123
PNC Financial Services Group, Inc. (The)	152	29,737
Popular, Inc. (Puerto Rico)	384	29,825
Prosperity Bancshares, Inc.	129	9,176
Qatar National Bank QPSC (Qatar)	3,449	18,149
Saudi National Bank (The) (Saudi Arabia)	2,637	43,143
Sberbank of Russia PJSC (Russia), ADR	9,694	181,808
Signature Bank	215	58,540
SouthState Corp.	433	32,332
Swedbank AB (Sweden) (Class A Stock)	10,343	208,589
United Overseas Bank Ltd. (Singapore)	5,500	103,814
Van Lanschot Kempen NV (Netherlands)	486	15,010
Washington Trust Bancorp, Inc.	608	32,212
Webster Financial Corp.	761	41,444
Wells Fargo & Co.	22,194	1,030,024
WesBanco, Inc.	1,043	35,545
Western Alliance Bancorp	675	73,453
		5,971,470
Beverages — 0.6%
Asahi Group Holdings Ltd. (Japan)	1,900	91,627
Boston Beer Co., Inc. (The) (Class A Stock)*	29	14,783
Budweiser Brewing Co. APAC Ltd. (China), 144A	17,500	44,332
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	600	8,658
Coca-Cola Co. (The)	3,918	205,577
Diageo PLC (United Kingdom)	1,092	52,765
Heineken NV (Netherlands)	308	32,118
Keurig Dr. Pepper, Inc.	1,647	56,262
Kirin Holdings Co. Ltd. (Japan)	3,800	70,361
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	400	113,290
PepsiCo, Inc.	1,609	242,010
Treasury Wine Estates Ltd. (Australia)	6,870	60,943
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	2,000	15,667
		1,008,393
Biotechnology — 0.9%
AbbVie, Inc.	3,914	422,203
Abcam PLC (United Kingdom)*	2,215	44,943
ACADIA Pharmaceuticals, Inc.*	369	6,129
Agios Pharmaceuticals, Inc.*	472	21,783
Alkermes PLC*	1,045	32,228
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Alnylam Pharmaceuticals, Inc.*	309	$58,342
Anavex Life Sciences Corp.*	923	16,568
Apellis Pharmaceuticals, Inc.*	112	3,692
Arcturus Therapeutics Holdings, Inc.*	173	8,266
Argenx SE (Netherlands), ADR*	124	37,448
Arrowhead Pharmaceuticals, Inc.*	347	21,663
Atara Biotherapeutics, Inc.*	698	12,494
BioMarin Pharmaceutical, Inc.*	434	33,544
Blueprint Medicines Corp.*	288	29,609
Eagle Pharmaceuticals, Inc.*	400	22,312
Exact Sciences Corp.*	369	35,221
Exelixis, Inc.*	821	17,356
Fate Therapeutics, Inc.*	100	5,927
Genmab A/S (Denmark)*	95	41,572
Genus PLC (United Kingdom)	578	42,478
Global Blood Therapeutics, Inc.*	361	9,198
Heron Therapeutics, Inc.*	1,546	16,527
Horizon Therapeutics PLC*	524	57,399
IGM Biosciences, Inc.*	26	1,710
I-Mab (China), ADR*	313	22,689
Inovio Pharmaceuticals, Inc.*	548	3,924
Insmed, Inc.*	636	17,515
Intellia Therapeutics, Inc.*	100	13,415
Ionis Pharmaceuticals, Inc.*	476	15,965
Kodiak Sciences, Inc.*	82	7,870
Ligand Pharmaceuticals, Inc.*	35	4,876
Mirati Therapeutics, Inc.*	153	27,067
MorphoSys AG (Germany)*	575	27,262
Myriad Genetics, Inc.*	816	26,349
Neurocrine Biosciences, Inc.*	297	28,485
Novavax, Inc.*	126	26,121
OPKO Health, Inc.*(a)	2,961	10,808
Oxford Nanopore Technologies PLC (United Kingdom)*	1,508	12,447
Radius Health, Inc.*	920	11,417
REGENXBIO, Inc.*	387	16,223
Sarepta Therapeutics, Inc.*	168	15,537
Scholar Rock Holding Corp.*	185	6,109
Seagen, Inc.*	303	51,449
Spectrum Pharmaceuticals, Inc.*	5,673	12,367
TG Therapeutics, Inc.*	246	8,187
Ultragenyx Pharmaceutical, Inc.*	510	45,997
United Therapeutics Corp.*	180	33,224
Xencor, Inc.*	659	21,523
Zealand Pharma A/S (Denmark)*	467	13,436
		1,478,874
Building Products — 0.2%
Assa Abloy AB (Sweden) (Class B Stock)	1,878	54,549
Astral Ltd. (India)	900	26,230
Blue Star Ltd. (India)	1,092	13,377
Carel Industries SpA (Italy), 144A	1,696	45,294
Carlisle Cos., Inc.	79	15,704
DIRTT Environmental Solutions (Canada)*	500	1,548
Genuit Group PLC (United Kingdom)	2,563	24,093
Gibraltar Industries, Inc.*	95	6,617

A2

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Guangdong Kinlong Hardware Products Co. Ltd. (China) (Class A Stock)	1,000	$21,317
Nitto Boseki Co. Ltd. (Japan)	300	10,055
Owens Corning	356	30,438
Sanwa Holdings Corp. (Japan)	1,800	23,367
Trex Co., Inc.*	435	44,340
UFP Industries, Inc.	506	34,398
		351,327
Capital Markets — 3.1%
Affiliated Managers Group, Inc.	50	7,554
AJ Bell PLC (United Kingdom)	2,741	14,816
Apollo Global Management, Inc.	1,171	72,122
Avanza Bank Holding AB (Sweden)	972	34,334
B3 SA - Brasil Bolsa Balcao (Brazil)	16,200	38,018
Blackstone, Inc.	1,130	131,464
Bridgepoint Group PLC (United Kingdom), 144A*	6,388	43,216
Charles Schwab Corp. (The)	13,818	1,006,503
CME Group, Inc.	707	136,720
Coinbase Global, Inc. (Class A Stock)*	38	8,644
Deutsche Boerse AG (Germany)	707	114,764
Draper Esprit PLC (United Kingdom)*	4,226	57,186
FactSet Research Systems, Inc.	86	33,951
flatexDEGIRO AG (Germany)*	1,112	23,603
Goldman Sachs Group, Inc. (The)	1,678	634,334
Hargreaves Lansdown PLC (United Kingdom)	1,502	28,887
HDFC Asset Management Co. Ltd. (India), 144A	709	27,647
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	400	24,606
Intermediate Capital Group PLC (United Kingdom)	1,867	51,298
Investec PLC (South Africa)	7,138	30,604
IP Group PLC (United Kingdom)	4,688	8,930
Julius Baer Group Ltd. (Switzerland)	2,394	158,956
KKR & Co., Inc.	1,154	70,256
Lazard Ltd. (Class A Stock)	216	9,893
London Stock Exchange Group PLC (United Kingdom)	2,246	224,363
LPL Financial Holdings, Inc.	120	18,811
Morgan Stanley	14,233	1,385,013
MSCI, Inc.	37	22,509
Ninety One PLC (United Kingdom)	1,360	4,697
Robinhood Markets, Inc. (Class A Stock)*(a)	438	18,431
S&P Global, Inc.	560	237,938
SEI Investments Co.	312	18,502
StepStone Group, Inc. (Class A Stock)	257	10,958
Tikehau Capital SCA (France)	632	18,987
TMX Group Ltd. (Canada)	1,328	143,211
Tradeweb Markets, Inc. (Class A Stock)	397	32,070
UBS Group AG (Switzerland)	6,813	109,257
Virtus Investment Partners, Inc.	111	34,446
XP, Inc. (Brazil) (Class A Stock)*	2,075	83,353
		5,130,852
	Shares	Value
Common Stocks (continued)
Chemicals — 1.9%
Air Liquide SA (France)	711	$114,023
Air Products & Chemicals, Inc.	498	127,543
Akzo Nobel NV (Netherlands)	2,554	278,870
Albemarle Corp.	321	70,289
Atotech Ltd. (China)*	900	21,735
BASF SE (Germany)	986	74,991
Borregaard ASA (Norway)	737	17,906
CF Industries Holdings, Inc.	355	19,816
Chemours Co. (The)	562	16,332
Chr Hansen Holding A/S (Denmark)	522	42,481
Covestro AG (Germany), 144A	1,208	82,501
Croda International PLC (United Kingdom)	517	59,343
Denka Co. Ltd. (Japan)	200	6,977
DIC Corp. (Japan)	2,500	70,506
Ecolab, Inc.	93	19,402
Element Solutions, Inc.	1,256	27,230
Ferro Corp.*	660	13,424
Fine Organic Industries Ltd. (India)	59	2,451
GCP Applied Technologies, Inc.*	428	9,382
Hexpol AB (Sweden)	1,360	15,489
Huntsman Corp.	1,108	32,786
Incitec Pivot Ltd. (Australia)	27,421	57,517
Ingevity Corp.*	355	25,336
International Flavors & Fragrances, Inc.	677	90,528
Kansai Paint Co. Ltd. (Japan)	1,400	34,733
Koninklijke DSM NV (Netherlands)	468	93,567
Linde PLC (United Kingdom) (NYSE)	2,402	704,699
Linde PLC (United Kingdom) (XETR)	425	125,421
Nippon Shokubai Co. Ltd. (Japan)	900	46,351
Nippon Soda Co. Ltd. (Japan)	500	16,096
PPG Industries, Inc.	1,241	177,475
Quaker Chemical Corp.	66	15,690
RPM International, Inc.	1,760	136,664
Sakata INX Corp. (Japan)	1,700	17,852
Sherwin-Williams Co. (The)	1,693	473,583
Shin-Etsu Chemical Co. Ltd. (Japan)	100	16,817
Sumitomo Seika Chemicals Co. Ltd. (Japan)	200	6,495
Valvoline, Inc.	1,252	39,037
Victrex PLC (United Kingdom)	792	25,416
		3,226,754
Commercial Services & Supplies — 0.5%
Beijing Enterprises Urban Resources Group Ltd. (China)*	28,000	2,922
Brady Corp. (Class A Stock)	113	5,729
Cintas Corp.	214	81,461
Copart, Inc.*	292	40,506
CoreCivic, Inc.*	1,052	9,363
Downer EDI Ltd. (Australia)	18,545	85,301
IAA, Inc.*	420	22,919
KAR Auction Services, Inc.*	1,171	19,193
MSA Safety, Inc.	50	7,285
Republic Services, Inc.	1,810	217,308
SPIE SA (France)	1,084	24,602
Stericycle, Inc.*	340	23,110
UniFirst Corp.	35	7,442

A3

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Waste Connections, Inc.	2,670	$336,233
		883,374
Communications Equipment — 0.1%
Bluescape Opportunities Acquisition Corp., UTS*	650	6,676
CommScope Holding Co., Inc.*	1,327	18,034
Genasys, Inc.*	2,347	12,157
Lumentum Holdings, Inc.*	244	20,384
Motorola Solutions, Inc.	23	5,343
Viavi Solutions, Inc.*	2,188	34,439
Zhongji Innolight Co. Ltd. (China) (Class A Stock)	1,648	8,873
		105,906
Construction & Engineering — 0.1%
Arcosa, Inc.	380	19,065
Dycom Industries, Inc.*	260	18,522
JGC Holdings Corp. (Japan)	3,100	28,650
Maeda Corp. (Japan)	3,100	24,577
NV5 Global, Inc.*	198	19,517
Quanta Services, Inc.	170	19,349
Valmont Industries, Inc.	138	32,447
Voltas Ltd. (India)	496	8,120
WillScot Mobile Mini Holdings Corp.*	286	9,072
		179,319
Construction Materials — 0.2%
HeidelbergCement AG (Germany)	708	52,874
Martin Marietta Materials, Inc.	347	118,563
Taiheiyo Cement Corp. (Japan)	2,700	55,761
Vulcan Materials Co.	401	67,833
		295,031
Consumer Finance — 0.2%
Aiful Corp. (Japan)	8,900	29,852
Ally Financial, Inc.	540	27,567
American Express Co.	546	91,471
CreditAccess Grameen Ltd. (India)*	967	8,280
Funding Circle Holdings PLC (United Kingdom), 144A*	9,718	19,608
Green Dot Corp. (Class A Stock)*	392	19,729
PROG Holdings, Inc.	170	7,142
Shriram Transport Finance Co. Ltd. (India)	4,106	71,479
SLM Corp.	1,491	26,242
SoFi Technologies, Inc.*	900	14,292
		315,662
Containers & Packaging — 1.3%
Amcor PLC, CDI	12,240	143,742
Ardagh Metal Packaging SA*	457	4,552
Avery Dennison Corp.	1,404	290,923
Ball Corp.	2,786	250,656
Berry Global Group, Inc.*	402	24,474
Crown Holdings, Inc.	288	29,025
International Paper Co.	8,664	484,491
	Shares	Value
Common Stocks (continued)
Containers & Packaging (cont’d.)
Mayr Melnhof Karton AG (Austria)	182	$34,924
Packaging Corp. of America	2,000	274,880
Pactiv Evergreen, Inc.	277	3,468
Sealed Air Corp.	1,978	108,375
Verallia SA (France), 144A	609	21,004
Westrock Co.	10,130	504,778
		2,175,292
Distributors — 0.0%
Educational Development Corp.	963	9,389
PALTAC Corp. (Japan)	300	13,534
Weyco Group, Inc.	687	15,567
		38,490
Diversified Consumer Services — 0.1%
2U, Inc.*	469	15,744
Arco Platform Ltd. (Brazil) (Class A Stock)*	600	13,020
Benesse Holdings, Inc. (Japan)	1,400	31,681
Bright Horizons Family Solutions, Inc.*	391	54,513
Frontdoor, Inc.*	341	14,288
Hope Education Group Co. Ltd. (China), 144A	88,000	13,115
IDP Education Ltd. (Australia)	1,365	33,264
Service Corp. International	365	21,995
Strategic Education, Inc.	167	11,774
Terminix Global Holdings, Inc.*	505	21,043
WW International, Inc.*	733	13,377
		243,814
Diversified Financial Services — 0.3%
Banca Mediolanum SpA (Italy)	8,913	96,070
Equitable Holdings, Inc.	7,055	209,110
FirstRand Ltd. (South Africa)	7,332	31,378
Hypoport SE (Germany)*	35	23,487
ORIX Corp. (Japan)	5,300	98,752
Syncona Ltd.*	4,606	10,482
Voya Financial, Inc.	529	32,475
		501,754
Diversified Telecommunication Services — 0.5%
Anterix, Inc.*	460	27,922
ATN International, Inc.	394	18,459
Cellnex Telecom SA (Spain), 144A	320	19,738
Helios Towers PLC (Tanzania)*	10,372	25,486
Indus Towers Ltd. (India)	12,501	51,840
KT Corp. (South Korea)	407	11,154
KT Corp. (South Korea), ADR	4,005	54,548
Liberty Global PLC (United Kingdom) (Class C Stock)*	762	22,448
Liberty Latin America Ltd. (Chile) (Class A Stock)*	736	9,627
Liberty Latin America Ltd. (Chile) (Class C Stock)*	1,166	15,298
Nippon Telegraph & Telephone Corp. (Japan)	13,700	378,612
Orange SA (France)	2,127	23,003

A4

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Sarana Menara Nusantara Tbk PT (Indonesia)	956,900	$88,243
Telefonica Deutschland Holding AG (Germany)	13,212	37,632
V-Cube, Inc. (Japan)	800	11,239
		795,249
Electric Utilities — 0.8%
EDP - Energias do Brasil SA (Brazil)	12,542	42,515
Enel SpA (Italy)	11,782	90,741
Evergy, Inc.	513	31,909
Eversource Energy	1,824	149,130
Exelon Corp.	512	24,750
Hawaiian Electric Industries, Inc.	669	27,315
Iberdrola SA (Spain)	12,327	123,731
IDACORP, Inc.	216	22,330
NextEra Energy, Inc.	8,152	640,095
Otter Tail Corp.	314	17,575
PG&E Corp.*	500	4,800
Southern Co. (The)	2,523	156,350
Terna Rete Elettrica Nazionale (Italy)	1,745	12,437
Via Renewables, Inc.	858	8,743
Xcel Energy, Inc.	609	38,063
		1,390,484
Electrical Equipment — 0.6%
Hongfa Technology Co. Ltd. (China) (Class A Stock)	5,291	50,984
Hubbell, Inc.	1,229	222,043
Idec Corp. (Japan)	700	13,816
Legrand SA (France)	148	15,851
Mabuchi Motor Co. Ltd. (Japan)	300	10,383
Mitsubishi Electric Corp. (Japan)	6,500	90,381
NARI Technology Co. Ltd. (China) (Class A Stock)	15,000	82,994
Plug Power, Inc.*	1,086	27,736
Polycab India Ltd. (India)	853	27,440
Prysmian SpA (Italy)	1,947	68,222
Rockwell Automation, Inc.	217	63,807
Schneider Electric SE	686	114,051
Sensata Technologies Holding PLC*	804	43,995
Shenzhen Megmeet Electrical Co. Ltd. (China) (Class A Stock)	4,200	20,832
Shoals Technologies Group, Inc. (Class A Stock)*	483	13,466
Signify NV (Netherlands), 144A	1,304	65,074
Thermon Group Holdings, Inc.*	1,300	22,503
Vicor Corp.*	277	37,162
		990,740
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. (Class A Stock)	1,847	135,256
Barco NV (Belgium)	448	9,715
Cognex Corp.	517	41,474
Coherent, Inc.*	161	40,264
Daiwabo Holdings Co. Ltd. (Japan)	1,700	27,247
Horiba Ltd. (Japan)	200	13,987
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Largan Precision Co. Ltd. (Taiwan)	1,000	$77,974
Littelfuse, Inc.	157	42,903
Murata Manufacturing Co. Ltd. (Japan)	1,300	115,898
National Instruments Corp.	767	30,089
Nippon Ceramic Co. Ltd. (Japan)	300	8,202
Novanta, Inc.*	149	23,021
Renishaw PLC (United Kingdom)	357	22,640
RF Industries Ltd.*	1,409	11,371
Sensirion Holding AG (Switzerland), 144A*	230	27,985
Shimadzu Corp. (Japan)	1,200	52,685
Taiyo Yuden Co. Ltd. (Japan)	300	17,598
TE Connectivity Ltd.	1,230	168,781
		867,090
Energy Equipment & Services — 0.2%
Cactus, Inc. (Class A Stock)	460	17,351
ChampionX Corp.*	822	18,380
Dril-Quip, Inc.*	455	11,457
Enerflex Ltd. (Canada)	2,334	17,100
ENGlobal Corp.*	1,225	3,271
Halliburton Co.	584	12,626
Modec, Inc. (Japan)	1,000	15,792
Nabors Industries Ltd.*	124	11,964
Oceaneering International, Inc.*	1,064	14,172
TechnipFMC PLC (United Kingdom)*	879	6,619
Tenaris SA	1,461	15,267
Tenaris SA, ADR	2,754	58,137
U.S. Well Services, Inc.*	2,087	1,512
Worley Ltd. (Australia)	8,211	58,268
		261,916
Entertainment — 1.3%
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	505	19,220
CTS Eventim AG & Co. KGaA (Germany)*	548	41,241
Frontier Developments PLC (United Kingdom)*	433	14,397
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	1,845	94,851
Live Nation Entertainment, Inc.*	1,423	129,678
Netflix, Inc.*	761	464,469
Roku, Inc.*	287	89,931
Sea Ltd. (Taiwan), ADR*	1,611	513,474
Spotify Technology SA*	229	51,603
Walt Disney Co. (The)*	4,387	742,149
Warner Music Group Corp. (Class A Stock)	85	3,633
World Wrestling Entertainment, Inc. (Class A Stock)	329	18,510
Zynga, Inc. (Class A Stock)*	1,750	13,178
		2,196,334
Equity Real Estate Investment Trusts (REITs) — 3.8%
Acadia Realty Trust	4,321	88,192
Agree Realty Corp.	15	993

A5

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Alexandria Real Estate Equities, Inc.	1,310	$250,302
American Campus Communities, Inc.	2,320	112,404
American Homes 4 Rent (Class A Stock)	403	15,362
American Tower Corp.	937	248,689
Apartment Income REIT Corp.	1,324	64,624
Apple Hospitality REIT, Inc.	4,869	76,589
Ashford Hospitality Trust, Inc.*	235	3,459
AvalonBay Communities, Inc.	700	155,148
Big Yellow Group PLC (United Kingdom)	853	15,989
Camden Property Trust	2,618	386,076
Canadian Apartment Properties REIT (Canada)	396	18,481
CapitaLand Integrated Commercial Trust (Singapore)	16,400	24,356
Centerspace	313	29,578
Centuria Office REIT (Australia)	6,284	11,353
Crown Castle International Corp.	774	134,150
CubeSmart	2,937	142,298
Daiwa Office Investment Corp. (Japan)	3	20,249
Derwent London PLC (United Kingdom)	1,359	63,379
Diversified Healthcare Trust	2,805	9,509
Douglas Emmett, Inc.	3,112	98,370
EastGroup Properties, Inc.	475	79,149
EPR Properties	100	4,938
Equinix, Inc.	237	187,261
Equity Commonwealth*	135	3,507
Equity LifeStyle Properties, Inc.	4,069	317,789
Equity Residential	5,062	409,617
Essential Properties Realty Trust, Inc.	137	3,825
Essex Property Trust, Inc.	456	145,801
Federal Realty Investment Trust	290	34,217
Gecina SA (France)	64	8,627
Getty Realty Corp.	873	25,588
Goodman Group (Australia)	1,865	28,819
Great Portland Estates PLC (United Kingdom)	8,771	87,972
Healthcare Realty Trust, Inc.	1,455	43,330
Healthcare Trust of America, Inc. (Class A Stock)(a)	1,303	38,647
Highwoods Properties, Inc.	500	21,930
Hoshino Resorts REIT, Inc. (Japan)	2	13,213
Host Hotels & Resorts, Inc.*	1,003	16,379
Industrial & Infrastructure Fund Investment Corp. (Japan)	14	25,554
Inmobiliaria Colonial Socimi SA (Spain)	3,710	36,021
Innovative Industrial Properties, Inc.	17	3,930
Invitation Homes, Inc.	878	33,654
Japan Metropolitan Fund Investment Corp. (Japan)	17	16,349
JBG SMITH Properties	777	23,007
Kilroy Realty Corp.	1,426	94,415
Kimco Realty Corp.	808	16,766
Lexington Realty Trust	75	956
Mapletree Industrial Trust (Singapore)	5,548	11,342
Medical Properties Trust, Inc.	993	19,930
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Mitsui Fudosan Logistics Park, Inc. (Japan)	4	$21,206
National Health Investors, Inc.	407	21,775
National Retail Properties, Inc.	1,012	43,708
Omega Healthcare Investors, Inc.	669	20,043
Paramount Group, Inc.	1,553	13,961
Pebblebrook Hotel Trust(a)	2,912	65,258
Prologis, Inc.	6,908	866,470
PS Business Parks, Inc.	354	55,486
Public Storage	439	130,427
Rayonier, Inc.	549	19,588
Realty Income Corp.	194	12,583
Regency Centers Corp.	1,302	87,664
Rexford Industrial Realty, Inc.	1,220	69,235
RLJ Lodging Trust	2,148	31,919
RPT Realty	2,659	33,929
Ryman Hospitality Properties, Inc.*	337	28,207
SBA Communications Corp.	83	27,437
Scentre Group (Australia)	33,537	71,797
Simon Property Group, Inc.	707	91,889
SL Green Realty Corp.(a)	626	44,346
Spirit Realty Capital, Inc.	47	2,164
STORE Capital Corp.	228	7,303
Summit Industrial Income REIT (Canada)	3,190	52,487
Sun Communities, Inc.	266	49,237
Sunstone Hotel Investors, Inc.*	3,864	46,136
Terreno Realty Corp.	1,207	76,319
UNITE Group PLC (The) (United Kingdom)	1,392	20,435
Urban Edge Properties	1,947	35,650
VEREIT, Inc.	998	45,140
VICI Properties, Inc.	1,241	35,257
Welltower, Inc.	5,593	460,863
Weyerhaeuser Co.	1,106	39,340
WP Carey, Inc.	704	51,420
		6,400,762
Food & Staples Retailing — 0.7%
BIM Birlesik Magazalar A/S (Turkey)	328	2,355
Clicks Group Ltd. (South Africa)	1,526	28,178
Costco Wholesale Corp.	289	129,862
CP ALL PCL (Thailand)	76,000	142,226
Jeronimo Martins SGPS SA (Portugal)	6,771	133,426
MatsukiyoCocokara & Co. (Japan)	1,900	85,697
Ocado Group PLC (United Kingdom)*	2,197	49,104
Performance Food Group Co.*	529	24,577
President Chain Store Corp. (Taiwan)	5,000	50,166
PriceSmart, Inc.	173	13,416
Raia Drogasil SA (Brazil)	9,534	40,704
Rite Aid Corp.*	484	6,873
Seven & i Holdings Co. Ltd. (Japan)	2,200	99,949
Shoprite Holdings Ltd. (South Africa)	2,937	34,862
SpartanNash Co.	692	15,155
Sprouts Farmers Market, Inc.*	862	19,973
Wal-Mart de Mexico SAB de CV (Mexico)	13,000	44,054
Walmart, Inc.	1,070	149,137

A6

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
X5 Retail Group NV (Russia), GDR	1,036	$33,610
Yifeng Pharmacy Chain Co. Ltd. (China) (Class A Stock)	6,541	52,625
		1,155,949
Food Products — 0.7%
Barry Callebaut AG (Switzerland)	34	77,255
Beyond Meat, Inc.*	79	8,315
Bunge Ltd.	485	39,440
China Feihe Ltd. (China), 144A	11,000	18,648
China Mengniu Dairy Co. Ltd. (China)*	33,000	212,686
Darling Ingredients, Inc.*	584	41,990
Edita Food Industries SAE (Egypt), 144A, GDR	158	352
Edita Food Industries SAE (Egypt), GDR	882	1,964
Freshpet, Inc.*	91	12,985
Ingredion, Inc.	256	22,786
Lotus Bakeries NV (Belgium)	1	6,157
McCormick & Co., Inc.	808	65,472
Mondelez International, Inc. (Class A Stock)	4,668	271,584
Nestle SA (Switzerland)	2,926	352,857
Post Holdings, Inc.*	66	7,271
Sanderson Farms, Inc.	66	12,421
Simply Good Foods Co. (The)*	618	21,315
TreeHouse Foods, Inc.*(a)	502	20,020
Universal Robina Corp. (Philippines)	9,840	26,168
		1,219,686
Gas Utilities — 0.1%
Atmos Energy Corp.	1,222	107,781
ENN Energy Holdings Ltd. (China)	2,200	36,108
National Fuel Gas Co.	359	18,855
ONE Gas, Inc.	205	12,991
Southwest Gas Holdings, Inc.	230	15,382
		191,117
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	701	82,809
Alcon, Inc. (Switzerland)	1,234	100,135
Align Technology, Inc.*	42	27,948
Ambu A/S (Denmark) (Class B Stock)	888	26,240
Axogen, Inc.*	716	11,313
Becton, Dickinson & Co.	1,570	385,937
BioMerieux (France)	84	9,588
Cerus Corp.*	2,805	17,082
Cochlear Ltd. (Australia)	144	22,715
Cooper Cos., Inc. (The)	78	32,238
Danaher Corp.	4,727	1,439,088
DENTSPLY SIRONA, Inc.	1,612	93,577
DiaSorin SpA (Italy)	359	75,160
Envista Holdings Corp.*	422	17,644
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,501	55,008
GVS SpA (Italy), 144A	1,401	19,939
Haemonetics Corp.*	180	12,706
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
ICU Medical, Inc.*	102	$23,805
Inogen, Inc.*	261	11,247
Insulet Corp.*	154	43,771
Intuitive Surgical, Inc.*	339	337,017
Koninklijke Philips NV (Netherlands)	4,294	190,639
LivaNova PLC*	247	19,560
Masimo Corp.*	45	12,182
Medtronic PLC	4,789	600,301
Nakanishi, Inc. (Japan)	800	18,190
Neogen Corp.*	430	18,675
Nevro Corp.*	66	7,681
Nipro Corp. (Japan)	2,200	22,866
Novocure Ltd.*	145	16,845
Penumbra, Inc.*	87	23,186
Qingdao Haier Biomedical Co. Ltd. (China) (Class A Stock)	1,500	26,336
Quidel Corp.*	122	17,220
Shandong Pharmaceutical Glass Co. Ltd. (China) (Class A Stock)	5,795	26,687
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	8,000	14,236
Shockwave Medical, Inc.*	67	13,794
Smith & Nephew PLC (United Kingdom)	6,180	106,131
STAAR Surgical Co.*	92	11,825
STERIS PLC	45	9,193
Stryker Corp.	1,628	429,336
Tactile Systems Technology, Inc.*	398	17,691
Tandem Diabetes Care, Inc.*	222	26,502
Teleflex, Inc.	559	210,492
Vimian Group AB (Sweden)*	1,015	9,719
Zylox-Tonbridge Medical Technology Co. Ltd. (China), 144A*	500	2,816
		4,697,070
Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc.*	405	25,831
agilon health, Inc.*	341	8,938
Ambea AB (Sweden), 144A	2,193	16,047
Amedisys, Inc.*	120	17,892
Amplifon SpA (Italy)	1,990	94,752
Anthem, Inc.	899	335,147
Apollo Medical Holdings, Inc.*	60	5,463
Brookdale Senior Living, Inc.*	1,762	11,101
Centene Corp.*	3,113	193,971
Cigna Corp.	909	181,945
Clover Health Investments Corp.*	35	259
Community Health Systems, Inc.*	1,157	13,537
CVS Group PLC (United Kingdom)*	707	23,115
dentalcorp Holdings Ltd. (Canada)*	1,110	14,521
Dr. Lal PathLabs Ltd. (India), 144A	182	9,008
Encompass Health Corp.	350	26,264
Fresenius SE & Co. KGaA (Germany)	1,599	76,607
Guardant Health, Inc.*	149	18,626
HCA Healthcare, Inc.	2,142	519,906
HealthEquity, Inc.*	197	12,758
Humana, Inc.	258	100,401

A7

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Integrated Diagnostics Holdings PLC (Egypt), 144A	9,928	$12,065
Molina Healthcare, Inc.*	381	103,369
New Horizon Health Ltd. (China), 144A*	500	2,193
Pennant Group, Inc. (The)*	234	6,573
Progyny, Inc.*	195	10,920
Rede D’Or Sao Luiz SA (Brazil), 144A	5,647	70,295
Regional Health Properties, Inc.*	113	893
Select Medical Holdings Corp.	935	33,819
Sinopharm Group Co. Ltd. (China) (Class H Stock)	8,000	20,924
UnitedHealth Group, Inc.	2,842	1,110,483
US Physical Therapy, Inc.	177	19,576
		3,097,199
Health Care Technology — 0.1%
Inspire Medical Systems, Inc.*	70	16,301
Phreesia, Inc.*	248	15,302
Teladoc Health, Inc.*	302	38,297
Veeva Systems, Inc. (Class A Stock)*	492	141,780
		211,680
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc. (Class A Stock)*	350	58,713
Aramark	895	29,410
Bloomin’ Brands, Inc.*	525	13,125
Booking Holdings, Inc.*	53	125,815
BTG Hotels Group Co. Ltd. (China) (Class A Stock)*	11,600	38,997
Chipotle Mexican Grill, Inc.*	75	136,314
Denny’s Corp.*	1,933	31,585
DraftKings, Inc. (Class A Stock)*	575	27,692
Galaxy Entertainment Group Ltd. (Macau)*	8,000	40,938
Helens International Holdings Co. Ltd. (China)*	4,500	13,151
Hilton Grand Vacations, Inc.*	839	39,911
Hilton Worldwide Holdings, Inc.*	3,466	457,893
Huazhu Group Ltd. (China), ADR*	437	20,041
Jack in the Box, Inc.	282	27,447
Kyoritsu Maintenance Co. Ltd. (Japan)	600	23,364
Las Vegas Sands Corp.*	1,543	56,474
Marriott International, Inc. (Class A Stock)*	2,956	437,754
Marriott Vacations Worldwide Corp.	75	11,800
McDonald’s Corp.	909	219,169
MGM Resorts International	3,538	152,665
Planet Fitness, Inc. (Class A Stock)*	1,003	78,786
Playtech PLC (United Kingdom)*	3,236	20,354
Round One Corp. (Japan)	1,600	22,269
Songcheng Performance Development Co. Ltd. (China) (Class A Stock)	17,669	38,369
SSP Group PLC (United Kingdom)*	4,075	15,232
Starbucks Corp.	2,399	264,634
Trainline PLC (United Kingdom), 144A*	6,372	30,251
Travel + Leisure Co.	674	36,753
Trip.com Group Ltd. (China), ADR*	1,899	58,394
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Vail Resorts, Inc.*	280	$93,534
Whitbread PLC (United Kingdom)*	2,070	91,515
Wingstop, Inc.	51	8,360
Wyndham Hotels & Resorts, Inc.	586	45,233
Yum China Holdings, Inc. (China)(a)	2,378	138,186
Yum! Brands, Inc.	3,871	473,462
		3,377,590
Household Durables — 0.4%
Cairn Homes PLC (Ireland)	14,934	19,582
Century Communities, Inc.	269	16,530
Fujitsu General Ltd. (Japan)	4,200	104,833
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	23,700	142,299
Haier Smart Home Co. Ltd. (China) (Class H Stock)	4,200	14,695
Jason Furniture Hangzhou Co. Ltd. (China) (Class A Stock)	3,600	33,284
Legacy Housing Corp.*	417	7,494
Lifetime Brands, Inc.	517	9,404
MDC Holdings, Inc.	663	30,975
Midea Group Co. Ltd. (China) (Class A Stock)	2,400	25,834
Skyline Champion Corp.*	590	35,436
Sony Group Corp. (Japan)	1,200	133,150
Tempur Sealy International, Inc.	976	45,296
		618,812
Household Products — 0.1%
Colgate-Palmolive Co.	763	57,668
Essity AB (Sweden) (Class B Stock)	1,510	46,855
Kimberly-Clark Corp.	892	118,136
		222,659
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	3,148	71,869
Electric Power Development Co. Ltd. (Japan)	1,400	20,230
NTPC Ltd. (India)	69,426	132,408
Vistra Corp.	1,048	17,921
		242,428
Industrial Conglomerates — 1.9%
CK Hutchison Holdings Ltd. (United Kingdom)	9,500	63,261
DCC PLC (United Kingdom)	266	22,142
Fosun International Ltd. (China)	36,500	44,349
General Electric Co.	13,605	1,401,723
Hitachi Ltd. (Japan)	3,100	183,321
Honeywell International, Inc.	2,154	457,251
Roper Technologies, Inc.	902	402,409
Siemens AG (Germany)	2,224	363,567
SM Investments Corp. (Philippines)	4,642	89,797
Smiths Group PLC (United Kingdom)	3,915	76,069
		3,103,889

A8

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance — 2.9%
AIA Group Ltd. (Hong Kong)	31,600	$365,147
American International Group, Inc.	14,214	780,206
Aon PLC (Class A Stock)	622	177,749
Arch Capital Group Ltd.*	925	35,317
Argo Group International Holdings Ltd.	684	35,718
Aviva PLC (United Kingdom)	14,613	77,733
AXA SA (France)	6,755	187,526
Axis Capital Holdings Ltd.	174	8,011
Chubb Ltd.	3,404	590,526
CNA Financial Corp.	90	3,776
CNO Financial Group, Inc.	1,558	36,675
Dai-ichi Life Holdings, Inc. (Japan)	3,400	74,911
eHealth, Inc.*	157	6,359
Fidelity National Financial, Inc.	647	29,335
First American Financial Corp.	374	25,077
Hartford Financial Services Group, Inc. (The)	4,099	287,955
Kemper Corp.	219	14,627
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Spain)	5,419	10,685
Manulife Financial Corp. (Canada)	3,139	60,421
Markel Corp.*	20	23,903
Marsh & McLennan Cos., Inc.	2,901	439,298
MetLife, Inc.	3,590	221,611
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	236	64,371
Old Republic International Corp.	1,810	41,865
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	13,000	88,569
Powszechny Zaklad Ubezpieczen SA (Poland)	3,479	31,832
Progressive Corp. (The)	775	70,052
Prudential PLC (United Kingdom)	5,815	113,254
RenaissanceRe Holdings Ltd. (Bermuda)	120	16,728
Sampo OYJ (Finland) (Class A Stock)	2,711	134,439
Selective Insurance Group, Inc.	379	28,626
Sompo Holdings, Inc. (Japan)	2,100	91,116
Steadfast Group Ltd. (Australia)	6,989	24,303
Sun Life Financial, Inc. (Canada)	3,831	197,206
Travelers Cos., Inc. (The)	1,065	161,891
White Mountains Insurance Group Ltd.	19	20,323
Willis Towers Watson PLC	314	72,992
Zurich Insurance Group AG (Switzerland)	358	146,645
		4,796,778
Interactive Media & Services — 4.5%
Alphabet, Inc. (Class A Stock)*	103	275,373
Alphabet, Inc. (Class C Stock)*	1,336	3,560,854
Baidu, Inc. (China), ADR*	856	131,610
Baltic Classifieds Group PLC (United Kingdom)*	6,558	17,543
Facebook, Inc. (Class A Stock)*	4,202	1,426,117
IAC/InterActiveCorp*	180	23,452
Info Edge India Ltd. (India)	145	12,531
JOYY, Inc. (China), ADR	832	45,619
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Kanzhun Ltd. (China), ADR*	1,112	$40,021
Mail.Ru Group Ltd. (Russia), GDR*	1,127	23,211
NAVER Corp. (South Korea)	925	301,101
Pinterest, Inc. (Class A Stock)*	3,888	198,094
Rightmove PLC (United Kingdom)	1,385	12,769
Scout24 AG (Germany), 144A	496	34,410
Snap, Inc. (Class A Stock)*	6,966	514,578
Tencent Holdings Ltd. (China)	10,500	632,455
Vimeo, Inc.*	292	8,576
Yandex NV (Russia) (Class A Stock)*(a)	506	40,323
Z Holdings Corp. (Japan)	23,300	148,860
Zillow Group, Inc. (Class A Stock)*	113	10,009
Zillow Group, Inc. (Class C Stock)*	309	27,235
		7,484,741
Internet & Direct Marketing Retail — 2.5%
Alibaba Group Holding Ltd. (China)*	4,224	78,029
Alibaba Group Holding Ltd. (China), ADR*	2,744	406,249
Amazon.com, Inc.*	653	2,145,131
ASOS PLC (United Kingdom)*	2,470	99,678
Auction Technology Group PLC (United Kingdom)*	1,613	28,760
boohoo Group PLC (United Kingdom)*	24,475	71,056
Coupang, Inc. (South Korea)*	1,486	41,385
Deliveroo PLC (United Kingdom) (Class A Stock), 144A*	10,131	39,635
Delivery Hero SE (Saudi Arabia), 144A*	200	25,539
D-MARKET Elektronik Hizmetler ve Ticaret A/S (Turkey), ADR*	1,979	13,576
DoorDash, Inc. (Class A Stock)*	935	192,591
Just Eat Takeaway.com NV (United Kingdom), 144A*	310	22,566
Media Do Co. Ltd. (Japan)	300	13,233
Meituan (China) (Class B Stock), 144A*	3,200	101,977
MercadoLibre, Inc. (Argentina)*	74	124,276
Naspers Ltd. (South Africa) (Class N Stock)	407	67,776
Ozon Holdings PLC (Russia), ADR*	693	34,962
Pinduoduo, Inc. (China), ADR*	402	36,449
Prosus NV (China)*	5,499	437,913
Qurate Retail, Inc. (Class A Stock)	2,009	20,472
Shop Apotheke Europe NV (Netherlands), 144A*	478	70,495
Stitch Fix, Inc. (Class A Stock)*	119	4,754
THG PLC (United Kingdom)*	6,922	47,177
Victorian Plumbing Group PLC (United Kingdom)*	3,695	12,466
Wayfair, Inc. (Class A Stock)*(a)	153	39,093
Zalando SE (Germany), 144A*	538	49,204
Zomato Ltd. (India)*	3,705	6,820
		4,231,262
IT Services — 3.6%
Accenture PLC (Class A Stock)	1,162	371,747

A9

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Adyen NV (Netherlands), 144A*	11	$30,704
Affirm Holdings, Inc.*	774	92,207
Amadeus IT Group SA (Spain)*	1,543	101,187
Automatic Data Processing, Inc.	586	117,153
Broadridge Financial Solutions, Inc.	1,003	167,140
CANCOM SE (Germany)	210	12,434
Cloudflare, Inc. (Class A Stock)*	219	24,670
CSG Systems International, Inc.	557	26,847
Dlocal Ltd. (Uruguay)*	199	10,857
Edenred (France)	333	17,931
EPAM Systems, Inc.*	137	78,156
Euronet Worldwide, Inc.*	1,427	181,629
Fidelity National Information Services, Inc.	2,454	298,603
Fiserv, Inc.*	2,846	308,791
Fujitsu Ltd. (Japan)	900	163,242
Global Payments, Inc.	1,241	195,557
Globant SA*	116	32,597
GoDaddy, Inc. (Class A Stock)*	433	30,180
Indra Sistemas SA (Spain)*	2,945	31,512
Infosys Ltd. (India)	6,144	138,071
Keywords Studios PLC (Ireland)*	1,075	42,366
LiveRamp Holdings, Inc.*	302	14,263
Majorel Group Luxembourg SA (Luxembourg)*	541	18,800
Mastercard, Inc. (Class A Stock)	915	318,127
MongoDB, Inc.*	347	163,614
NET One Systems Co. Ltd. (Japan)	800	26,295
Network International Holdings PLC (United Arab Emirates), 144A*	22,109	107,657
NTT Data Corp. (Japan)	3,200	61,860
Okta, Inc.*	198	46,993
Pagseguro Digital Ltd. (Brazil) (Class A Stock)*	395	20,429
PayPal Holdings, Inc.*	1,370	356,488
Shopify, Inc. (Canada) (Class A Stock) (NYSE)*	167	226,415
Shopify, Inc. (Canada) (Class A Stock) (XTSE)*	54	73,297
Snowflake, Inc. (Class A Stock)*	451	136,396
Square, Inc. (Class A Stock)*	1,336	320,426
StoneCo Ltd. (Brazil) (Class A Stock)*	2,244	77,912
Tata Consultancy Services Ltd. (India)	391	19,840
TELUS International CDA, Inc. (Philippines)*	653	22,911
Thoughtworks Holding, Inc.*	174	4,996
Toast, Inc. (Class A Stock)*	66	3,297
Twilio, Inc. (Class A Stock)*	392	125,068
VeriSign, Inc.*	433	88,769
Visa, Inc. (Class A Stock)	5,980	1,332,045
WEX, Inc.*	163	28,711
Wix.com Ltd. (Israel)*	157	30,767
		6,098,957
Leisure Products — 0.2%
American Outdoor Brands, Inc.*	73	1,793
Bafang Electric Suzhou Co. Ltd. (China) (Class A Stock)	700	28,357
	Shares	Value
Common Stocks (continued)
Leisure Products (cont’d.)
Brunswick Corp.	306	$29,153
MIPS AB (Sweden)	198	19,864
Peloton Interactive, Inc. (Class A Stock)*	568	49,444
Polaris, Inc.	181	21,659
Sega Sammy Holdings, Inc. (Japan)	1,400	19,847
Smith & Wesson Brands, Inc.	567	11,771
Spin Master Corp. (Canada), 144A*	783	25,414
Thule Group AB (Sweden), 144A	1,235	62,190
YETI Holdings, Inc.*	206	17,652
		287,144
Life Sciences Tools & Services — 1.4%
10X Genomics, Inc. (Class A Stock)*	150	21,837
Adaptive Biotechnologies Corp.*	151	5,133
Agilent Technologies, Inc.	3,604	567,738
Avantor, Inc.*	1,008	41,227
Bruker Corp.	170	13,277
Eurofins Scientific SE (Luxembourg)	597	76,580
Evotec SE (Germany)*	2,166	102,656
Lonza Group AG (Switzerland)	278	208,699
Olink Holding AB (Sweden), ADR*	496	12,028
PerkinElmer, Inc.	525	90,977
PolyPeptide Group AG, 144A*	312	39,777
PPD, Inc.*	46	2,152
Repligen Corp.*	107	30,922
Syneos Health, Inc.*	287	25,107
Tecan Group AG (Switzerland)	43	24,497
Thermo Fisher Scientific, Inc.	1,735	991,258
Wuxi Biologics Cayman, Inc. (China), 144A*	2,000	32,730
		2,286,595
Machinery — 1.4%
Aalberts NV (Netherlands)	315	18,160
AGCO Corp.	274	33,573
AgEagle Aerial Systems, Inc.*	1,020	3,070
Aida Engineering Ltd. (Japan)	1,200	11,300
Alamo Group, Inc.	85	11,860
Alstom SA (France)	1,295	49,144
Atlas Copco AB (Sweden) (Class B Stock)	276	14,053
Caterpillar, Inc.	1,322	253,784
CNH Industrial NV (United Kingdom)	4,427	73,962
Colfax Corp.*	880	40,392
Cummins, Inc.	370	83,087
Deere & Co.	215	72,040
Epiroc AB (Sweden) (Class A Stock)	4,495	93,019
Epiroc AB (Sweden) (Class B Stock)	1,210	21,467
ESCO Technologies, Inc.	66	5,082
Escorts Ltd. (India)	1,290	25,616
Fluidra SA (Spain)	896	35,724
Fortive Corp.	3,638	256,734
Fujitec Co. Ltd. (Japan)	800	18,609
GEA Group AG (Germany)	1,570	71,707
Graco, Inc.	246	17,213
Hoshizaki Corp. (Japan)	700	63,710
Illinois Tool Works, Inc.	732	151,253

A10

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
IMI PLC (United Kingdom)	413	$9,269
Impro Precision Industries Ltd., 144A	33,000	9,561
Kadant, Inc.	67	13,675
Knorr-Bremse AG (Germany)	642	68,755
Lincoln Electric Holdings, Inc.	331	42,629
LK Technology Holdings Ltd. (Hong Kong)	1,700	3,705
Manitex International, Inc.*	475	3,411
METAWATER Co. Ltd. (Japan)	800	13,474
Metso Outotec OYJ (Finland)	5,369	49,049
Middleby Corp. (The)*	655	111,684
Mueller Water Products, Inc. (Class A Stock)	780	11,872
Norma Group SE (Germany)	463	19,528
Obara Group, Inc. (Japan)	500	17,413
Oshkosh Corp.	395	40,436
RBC Bearings, Inc.*	187	39,681
Rexnord Corp.	250	16,072
Rotork PLC (United Kingdom)	3,834	17,906
Sandvik AB (Sweden)	4,529	103,480
Spirax-Sarco Engineering PLC (United Kingdom)	149	29,968
Takuma Co. Ltd. (Japan)	700	9,769
Terex Corp.	280	11,788
Timken Co. (The)	475	31,074
Toro Co. (The)	194	18,898
Trelleborg AB (Sweden) (Class B Stock)	690	14,689
Trinity Industries, Inc.(a)	1,145	31,110
Weir Group PLC (The) (United Kingdom)*	3,937	88,600
Yangzijiang Shipbuilding Holdings Ltd. (China)	56,700	57,406
		2,309,461
Marine — 0.0%
SITC International Holdings Co. Ltd. (China)	6,000	21,493
Media — 0.6%
Ascential PLC (United Kingdom)*	11,887	65,458
Cable One, Inc.	18	32,636
Cardlytics, Inc.*	142	11,919
Charter Communications, Inc. (Class A Stock)*	85	61,843
Comcast Corp. (Class A Stock)	7,616	425,963
Eutelsat Communications SA (France)	2,403	33,112
Informa PLC (United Kingdom)*	7,819	58,019
Liberty Broadband Corp. (Class A Stock)*	126	21,212
Liberty Broadband Corp. (Class C Stock)*	320	55,264
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	603	28,444
oOh!media Ltd. (Australia)*	9,955	12,701
Sirius XM Holdings, Inc.	2,570	15,677
WPP PLC (United Kingdom)	7,934	106,304
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
YouGov PLC (United Kingdom)	2,591	$43,950
		972,502
Metals & Mining — 1.6%
Alrosa PJSC (Russia)	43,790	80,025
Anglo American PLC (South Africa)	1,039	36,700
Antofagasta PLC (Chile)	1,715	31,005
BHP Group Ltd. (Australia)	13,613	368,949
BHP Group PLC (Australia)	8,123	205,137
Boliden AB (Sweden)	4,003	128,374
Cleveland-Cliffs, Inc.*	2,097	41,542
Coeur Mining, Inc.*	1,679	10,359
Constellium SE*	2,079	39,044
Dundee Precious Metals, Inc. (Canada)	1,343	8,080
ERO Copper Corp. (Canada)*	3,082	54,652
Franco-Nevada Corp. (Canada)	678	88,082
Gold Resource Corp.	4,260	6,688
Granges AB (Sweden)	4,136	49,699
Hecla Mining Co.	3,346	18,403
Hitachi Metals Ltd. (Japan)*	4,200	81,192
IGO Ltd. (Australia)	5,687	36,165
Impala Platinum Holdings Ltd. (South Africa)	520	5,895
K92 Mining, Inc. (Canada)*	7,472	35,926
Kaiser Aluminum Corp.	79	8,608
Karora Resources, Inc. (Canada)*	640	1,673
Kirkland Lake Gold Ltd. (Canada)	2,306	96,056
MAG Silver Corp. (Canada)*	2,070	33,534
Mitsui Mining & Smelting Co. Ltd. (Japan)	400	11,173
MMC Norilsk Nickel PJSC (Russia)	123	36,737
Nippon Steel Corp. (Japan)	5,200	94,408
Norsk Hydro ASA (Norway)	2,809	21,085
Northern Star Resources Ltd. (Australia)	14,664	90,311
Nucor Corp.	517	50,919
OZ Minerals Ltd. (Australia)	3,483	56,423
Pan American Silver Corp. (Canada)	430	10,006
Perseus Mining Ltd. (Australia)*	72,246	72,749
Polyus PJSC (Russia)	226	37,116
Reliance Steel & Aluminum Co.	1,025	145,981
Rio Tinto Ltd. (Australia)	668	48,137
Rio Tinto PLC (Australia)	1,052	69,271
Royal Gold, Inc.	77	7,353
Sibanye Stillwater Ltd. (South Africa)	5,878	18,099
South32 Ltd. (Australia)	47,803	121,251
Southern Copper Corp. (Peru)	872	48,954
Steel Dynamics, Inc.	1,490	87,135
United States Steel Corp.	802	17,620
Vale SA (Brazil)	3,742	52,120
Wesdome Gold Mines Ltd. (Canada)*	14,882	119,258
Wheaton Precious Metals Corp. (Brazil)	564	21,231
		2,703,125
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	1,380	21,763

A11

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Annaly Capital Management, Inc.	3,938	$33,158
Apollo Commercial Real Estate Finance, Inc.	2,082	30,876
Cherry Hill Mortgage Investment Corp.	1,168	10,372
Ellington Residential Mortgage REIT	841	9,385
Two Harbors Investment Corp.	2,133	13,523
		119,077
Multiline Retail — 0.3%
Dollar General Corp.	1,628	345,364
Lojas Renner SA (Brazil)	2,488	15,648
Magazine Luiza SA (Brazil)	19,883	52,430
Next PLC (United Kingdom)	875	95,919
Pan Pacific International Holdings Corp. (Japan)	2,700	56,055
V-Mart Retail Ltd. (India)*	213	10,187
		575,603
Multi-Utilities — 0.7%
Ameren Corp.	1,760	142,560
CMS Energy Corp.	2,407	143,770
Dominion Energy, Inc.	2,115	154,438
Engie SA (France)	8,054	105,716
Sempra Energy	4,914	621,621
WEC Energy Group, Inc.	476	41,983
		1,210,088
Oil, Gas & Consumable Fuels — 1.3%
Aker BP ASA (Norway)	793	25,835
Arch Resources, Inc.*	321	29,773
Camber Energy, Inc.*	3,432	13,110
Cheniere Energy, Inc.*	199	19,436
Chevron Corp.	713	72,334
ConocoPhillips	1,860	126,052
Devon Energy Corp.	1,562	55,467
Enbridge, Inc. (Canada)	405	16,119
EOG Resources, Inc.	2,890	231,980
Equinor ASA (Norway)	3,023	76,770
Galp Energia SGPS SA (Portugal)	25,042	283,088
Gevo, Inc.*	55	365
Hess Corp.	404	31,557
Lundin Energy AB (Sweden)	3,189	118,764
Magnolia Oil & Gas Corp. (Class A Stock)	1,056	18,786
Murphy Oil Corp.	1,689	42,174
NAC Kazatomprom JSC (Kazakhstan), GDR	775	27,908
PDC Energy, Inc.	844	39,997
Petronet LNG Ltd. (India)	8,832	28,370
Pioneer Natural Resources Co.	360	59,944
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	6,587	144,261
SM Energy Co.	1,597	42,129
Targa Resources Corp.	1,033	50,834
TC Energy Corp. (Canada) (NYSE)	626	30,104
TC Energy Corp. (Canada) (XTSE)	1,387	66,755
TotalEnergies SE (France)	9,342	445,737
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
World Fuel Services Corp.	650	$21,853
		2,119,502
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	504	30,930
Mercer International, Inc. (Germany)	1,525	17,675
Mondi PLC (Austria)	2,955	72,606
Stora Enso OYJ (Finland) (Class R Stock)	1,079	18,026
Suzano SA (Brazil)*	5,166	51,226
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	1,135	17,630
UPM-Kymmene OYJ (Finland)	1,032	36,586
Verso Corp. (Class A Stock)	1,047	21,725
West Fraser Timber Co. Ltd. (Canada)	163	13,729
		280,133
Personal Products — 0.4%
Beiersdorf AG (Germany)	732	79,041
Kao Corp. (Japan)	700	41,697
LG Household & Health Care Ltd. (South Korea)	186	210,251
Medifast, Inc.	108	20,805
Olaplex Holdings, Inc.*	313	7,669
Shiseido Co. Ltd. (Japan)	300	20,197
Unilever PLC (United Kingdom) (XTSE)	2,420	130,903
Unilever PLC (United Kingdom) (XAMS)	3,264	176,260
USANA Health Sciences, Inc.*	104	9,589
		696,412
Pharmaceuticals — 2.7%
Aerie Pharmaceuticals, Inc.*	860	9,804
Arvinas, Inc.*	103	8,465
Astellas Pharma, Inc. (Japan)	7,700	126,899
AstraZeneca PLC (United Kingdom), ADR	17,221	1,034,293
Bausch Health Cos., Inc.*(a)	766	21,333
Bayer AG (Germany)	2,473	134,336
Corcept Therapeutics, Inc.*	563	11,080
Daiichi Sankyo Co. Ltd. (Japan)	1,600	42,426
Dechra Pharmaceuticals PLC (United Kingdom)	283	18,513
Durect Corp.*	4,972	6,364
Elanco Animal Health, Inc.*	6,787	216,437
Eli Lilly & Co.	2,601	600,961
Endo International PLC*	1,411	4,572
GlaxoSmithKline PLC (United Kingdom), ADR	4,112	157,120
Jiangsu Hengrui Medicine Co. Ltd. (China) (Class A Stock)	2,240	17,446
Johnson & Johnson	1,188	191,862
Laboratorios Farmaceuticos Rovi SA (Spain)	731	47,853
Lipocine, Inc.*(a)	5,264	5,738
Novartis AG (Switzerland)	2,265	185,497

A12

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Otsuka Holdings Co. Ltd. (Japan)	6,500	$278,202
Pfizer, Inc.	2,849	122,535
Reata Pharmaceuticals, Inc. (Class A Stock)*	111	11,168
Roche Holding AG (Switzerland)	889	325,020
Royalty Pharma PLC (Class A Stock)	300	10,842
Sanofi (France)	3,517	338,068
Sino Biopharmaceutical Ltd. (Hong Kong)	34,500	28,723
Supernus Pharmaceuticals, Inc.*	769	20,509
Takeda Pharmaceutical Co. Ltd. (Japan)	4,509	149,382
Torrent Pharmaceuticals Ltd. (India)	587	24,379
Zoetis, Inc.	1,756	340,910
		4,490,737
Professional Services — 0.7%
ALS Ltd. (Australia)	2,705	24,502
Boa Vista Servicos SA (Brazil)	4,636	10,837
Booz Allen Hamilton Holding Corp.	359	28,487
Clarivate PLC*	1,983	43,428
CoStar Group, Inc.*	1,844	158,695
DKSH Holding AG (Switzerland)	304	23,835
Equifax, Inc.	518	131,271
FTI Consulting, Inc.*	178	23,976
HeadHunter Group PLC (Russia), ADR	483	23,570
Insperity, Inc.	257	28,460
Intertrust NV (Netherlands), 144A*	864	12,940
Jacobs Engineering Group, Inc.	1,613	213,771
Korn Ferry	522	37,772
Legalzoom.com, Inc.*	259	6,838
ManpowerGroup, Inc.	293	31,726
ManTech International Corp. (Class A Stock)	100	7,592
Outsourcing, Inc. (Japan)	3,400	60,998
Persol Holdings Co. Ltd. (Japan)	6,800	169,564
RWS Holdings PLC (United Kingdom)	1,590	13,492
TeamLease Services Ltd. (India)*	348	21,107
TransUnion	951	106,807
Upwork, Inc.*	440	19,813
		1,199,481
Real Estate Management & Development — 0.6%
Aedas Homes SA (Spain), 144A	665	19,336
Altus Group Ltd. (Canada)(a)	452	22,054
China Overseas Land & Investment Ltd. (China)	26,000	58,796
China Resources Mixc Lifestyle Services Ltd. (China), 144A	6,600	36,433
Country Garden Services Holdings Co. Ltd. (China)	7,000	55,140
CTP NV (Netherlands), 144A	1,292	28,155
Fabege AB (Sweden)	1,646	24,856
Greentown Service Group Co. Ltd. (China)	22,000	23,819
Heiwa Real Estate Co. Ltd. (Japan)	900	31,110
Hongkong Land Holdings Ltd. (Hong Kong)	12,800	61,266
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Howard Hughes Corp. (The)*	488	$42,851
Iguatemi Empresa de Shopping Centers SA (Brazil)	1,600	9,226
Instone Real Estate Group SE (Germany), 144A	182	5,195
Jones Lang LaSalle, Inc.*	156	38,702
Kojamo OYJ (Finland)	3,161	65,515
LEG Immobilien SE (Germany)	231	32,616
Mitsubishi Estate Co. Ltd. (Japan)	3,900	62,171
Mitsui Fudosan Co. Ltd. (Japan)	6,000	142,585
Opendoor Technologies, Inc.*	847	17,389
PSP Swiss Property AG (Switzerland)	89	10,735
Realogy Holdings Corp.*	880	15,435
Redfin Corp.*	359	17,986
Shurgard Self Storage SA (Belgium)	294	16,199
Sun Hung Kai Properties Ltd. (Hong Kong)	3,500	43,594
Tokyo Tatemono Co. Ltd. (Japan)	2,900	45,825
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	4,000	20,550
		947,539
Road & Rail — 0.7%
Canadian Pacific Railway Ltd. (Canada)	1,260	81,988
CSX Corp.	5,224	155,362
J.B. Hunt Transport Services, Inc.	604	101,001
Landstar System, Inc.	105	16,571
Lyft, Inc. (Class A Stock)*	408	21,865
National Express Group PLC (United Kingdom)*	6,123	19,955
Norfolk Southern Corp.	1,262	301,933
PAM Transportation Services, Inc.*	86	3,868
Ryder System, Inc.	105	8,685
Uber Technologies, Inc.*	2,500	112,000
Union Pacific Corp.	1,731	339,293
XPO Logistics, Inc.*	305	24,272
		1,186,793
Semiconductors & Semiconductor Equipment — 3.5%
Advanced Micro Devices, Inc.*	1,738	178,840
AIXTRON SE (Germany)	2,356	59,134
ams AG (Austria)*	1,361	24,754
Analog Devices, Inc.	2,084	349,028
Applied Materials, Inc.	4,463	574,522
ASML Holding NV (Netherlands) (XAMS)	663	495,047
ASML Holding NV (Netherlands) (XNGS)	358	266,749
Broadcom, Inc.	577	279,805
Cirrus Logic, Inc.*	344	28,328
CMC Materials, Inc.	116	14,295
Cree, Inc.*(a)	389	31,404
Disco Corp. (Japan)	200	55,863
Entegris, Inc.	462	58,166
IQE PLC (United Kingdom)*	32,744	20,990
KLA Corp.	334	111,726
Lattice Semiconductor Corp.*	255	16,486

A13

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Marvell Technology, Inc.	2,254	$135,939
MediaTek, Inc. (Taiwan)	1,000	32,450
Microchip Technology, Inc.	1,447	222,100
Micron Technology, Inc.	581	41,239
MKS Instruments, Inc.	174	26,258
Monolithic Power Systems, Inc.	109	52,830
NVIDIA Corp.	1,287	266,615
NXP Semiconductors NV (China)	1,356	265,600
ON Semiconductor Corp.*	151	6,911
QUALCOMM, Inc.	1,898	244,804
QuickLogic Corp.*	768	4,117
Silicon Laboratories, Inc.*	213	29,854
Sino Wealth Electronic Ltd. (China) (Class A Stock)	1,940	18,654
SolarEdge Technologies, Inc.*	140	37,131
SUMCO Corp. (Japan)	600	12,011
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	53,000	1,093,882
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	938	104,728
Texas Instruments, Inc.	2,616	502,821
Tokyo Electron Ltd. (Japan)	300	133,386
Ultra Clean Holdings, Inc.*	614	26,156
Universal Display Corp.	126	21,541
Vanguard International Semiconductor Corp. (Taiwan)	8,000	43,354
Win Semiconductors Corp. (Taiwan)	1,000	11,049
		5,898,567
Software — 4.9%
Aspen Technology, Inc.*	195	23,946
Atlassian Corp. PLC (Class A Stock)*	206	80,633
AudioEye, Inc.*	339	3,739
Avalara, Inc.*	66	11,535
Bill.com Holdings, Inc.*	301	80,352
Black Knight, Inc.*	377	27,144
Bytes Technology Group PLC (United Kingdom)*	3,037	20,936
CDK Global, Inc.	566	24,083
Cerence, Inc.*	151	14,513
Ceridian HCM Holding, Inc.*	385	43,359
Cornerstone OnDemand, Inc.*	613	35,100
Coupa Software, Inc.*	322	70,576
Crowdstrike Holdings, Inc. (Class A Stock)*	343	84,303
Datadog, Inc. (Class A Stock)*	627	88,626
Descartes Systems Group, Inc. (The) (Canada)*	432	35,164
Digital Turbine, Inc.*	230	15,813
DocuSign, Inc.*	649	167,072
Dropbox, Inc. (Class A Stock)*	1,174	34,304
Dynatrace, Inc.*	164	11,639
Envestnet, Inc.*	347	27,843
Esker SA (France)	29	8,863
Everbridge, Inc.*	176	26,583
Fair Isaac Corp.*	7	2,786
FD Technologies PLC (United Kingdom)*	712	22,631
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Five9, Inc.*	240	$38,338
Fortinet, Inc.*	324	94,621
Guidewire Software, Inc.*	314	37,325
HubSpot, Inc.*	112	75,722
Hundsun Technologies, Inc. (China) (Class A Stock)	4,700	41,667
Intuit, Inc.	706	380,894
J2 Global, Inc.*	267	36,478
Manhattan Associates, Inc.*	227	34,738
Microsoft Corp.	14,736	4,154,634
MicroStrategy, Inc. (Class A Stock)*	10	5,784
NCR Corp.*	940	36,434
Netcompany Group A/S (Denmark), 144A	368	42,397
New Relic, Inc.*	430	30,861
Nuance Communications, Inc.*	250	13,760
Nutanix, Inc. (Class A Stock)*	575	21,678
Palantir Technologies, Inc. (Class A Stock)*	1,500	36,060
Palo Alto Networks, Inc.*	210	100,590
Paycom Software, Inc.*	39	19,334
Paylocity Holding Corp.*	110	30,844
QT Group OYJ (Finland)*	147	24,647
RingCentral, Inc. (Class A Stock)*	197	42,848
salesforce.com, Inc.*	1,981	537,287
Sansan, Inc. (Japan)*	100	9,629
ServiceNow, Inc.*	727	452,390
Smartsheet, Inc. (Class A Stock)*	223	15,347
Splunk, Inc.*	269	38,927
SS&C Technologies Holdings, Inc.	343	23,804
Synopsys, Inc.*	643	192,521
TeamViewer AG (Germany), 144A*	1,003	29,397
Trade Desk, Inc. (The) (Class A Stock)*	920	64,676
UiPath, Inc. (Class A Stock)*(a)	968	50,926
Unity Software, Inc.*	50	6,313
Veritone, Inc.*	284	6,785
VMware, Inc. (Class A Stock)*(a)	162	24,089
Workday, Inc. (Class A Stock)*	400	99,956
Workiva, Inc.*	355	50,041
Xero Ltd. (New Zealand)*	214	21,234
Zendesk, Inc.*	321	37,361
Zoom Video Communications, Inc. (Class A Stock)*	1,201	314,061
Zscaler, Inc.*	141	36,973
		8,272,914
Specialty Retail — 1.3%
American Eagle Outfitters, Inc.(a)	1,210	31,218
Aritzia, Inc. (Canada)*	570	18,145
Auto1 Group SE (Germany), 144A*	944	34,482
AutoZone, Inc.*	13	22,074
Burlington Stores, Inc.*	310	87,907
Carvana Co.*(a)	929	280,131
Dick’s Sporting Goods, Inc.	283	33,895
Express, Inc.*	526	2,483
Five Below, Inc.*	204	36,069
Floor & Decor Holdings, Inc. (Class A Stock)*	179	21,621

A14

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
GameStop Corp. (Class A Stock)*	77	$13,511
Grupo SBF SA (Brazil)*	3,200	16,165
Hikari Tsushin, Inc. (Japan)	400	67,671
Home Depot, Inc. (The)	1,334	437,899
MYT Netherlands Parent BV (Germany), ADR*	549	14,768
National Vision Holdings, Inc.*	153	8,686
Nextage Co. Ltd. (Japan)	2,600	51,136
RH*	69	46,017
Ross Stores, Inc.	4,150	451,727
TJX Cos., Inc. (The)	3,407	224,794
Tractor Supply Co.	348	70,508
Valora Holding AG (Switzerland)*	74	14,512
Watches of Switzerland Group PLC (United Kingdom), 144A*	2,666	34,131
Yellow Hat Ltd. (Japan)	1,000	17,441
Zhongsheng Group Holdings Ltd. (China)	6,500	52,417
Zumiez, Inc.*	448	17,812
		2,107,220
Technology Hardware, Storage & Peripherals — 1.3%
468 SPAC I SE (Germany) (Class A Stock)*	83	1,159
Apple, Inc.	11,007	1,557,490
Dell Technologies, Inc. (Class C Stock)*	163	16,959
Pure Storage, Inc. (Class A Stock)*	472	11,876
Samsung Electronics Co. Ltd. (South Korea)	9,996	618,005
		2,205,489
Textiles, Apparel & Luxury Goods — 0.6%
Asics Corp. (Japan)	2,500	57,045
Brunello Cucinelli SpA (Italy)*	280	15,411
Burberry Group PLC (United Kingdom)	1,693	41,380
Capri Holdings Ltd.*	295	14,281
Carter’s, Inc.	158	15,364
Crocs, Inc.*	90	12,913
Deckers Outdoor Corp.*	41	14,768
Dr. Martens PLC (United Kingdom)*	3,246	17,126
EssilorLuxottica SA (France)	862	164,951
Forward Industries, Inc.*	3,783	9,041
Kering SA (France)	48	34,180
Li Ning Co. Ltd. (China)	3,000	34,927
Lululemon Athletica, Inc.*	704	284,909
LVMH Moet Hennessy Louis Vuitton SE (France)	59	42,152
NIKE, Inc. (Class B Stock)	1,491	216,538
Skechers USA, Inc. (Class A Stock)*	608	25,609
Wolverine World Wide, Inc.	416	12,413
		1,013,008
Thrifts & Mortgage Finance — 0.3%
Aruhi Corp. (Japan)	700	8,160
Home Federal Bancorp, Inc.	1,118	21,231
	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (cont’d.)
Housing Development Finance Corp. Ltd. (India)	9,460	$349,115
MGIC Investment Corp.	1,606	24,026
New York Community Bancorp, Inc.	1,395	17,954
Rocket Cos., Inc. (Class A Stock)	91	1,459
Waterstone Financial, Inc.	1,265	25,920
WSFS Financial Corp.	545	27,964
		475,829
Tobacco — 0.2%
British American Tobacco PLC (United Kingdom)	1,907	66,884
Imperial Brands PLC (United Kingdom)	3,837	80,593
Philip Morris International, Inc.	1,443	136,782
		284,259
Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)*	1,130	65,325
Air Lease Corp.	272	10,700
Azelis Group NV (Belgium)*	161	5,005
Beacon Roofing Supply, Inc.*	453	21,635
Beijer Ref AB (Sweden)	681	13,496
Hanwa Co. Ltd. (Japan)	700	21,637
Herc Holdings, Inc.*	246	40,211
Howden Joinery Group PLC (United Kingdom)	2,035	24,562
IMCD NV (Netherlands)	278	53,156
SiteOne Landscape Supply, Inc.*	221	44,083
Sumitomo Corp. (Japan)	5,500	77,414
United Rentals, Inc.*	330	115,807
Watsco, Inc.	102	26,991
		520,022
Transportation Infrastructure — 0.0%
Airports of Thailand PCL (Thailand)	9,600	17,216
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	311	58,157
		75,373
Water Utilities — 0.1%
American States Water Co.	182	15,565
American Water Works Co., Inc.	485	81,984
California Water Service Group	469	27,638
York Water Co. (The)	510	22,277
		147,464
Wireless Telecommunication Services — 0.4%
Millicom International Cellular SA (Colombia), SDR*	1,104	39,984
T-Mobile US, Inc.*	4,080	521,261
Vodafone Group PLC (United Kingdom)	58,885	89,995
		651,240

Total Common Stocks (cost $95,363,292)		121,789,065

A15

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Master Limited Partnership — 0.0%
Hotels, Restaurants & Leisure
Cedar Fair LP*	1,599	$74,162
(cost $63,621)
Preferred Stocks — 0.3%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)	505	112,406
Banks — 0.1%
Itau Unibanco Holding SA (Brazil) (PRFC)	18,001	95,728
Electric Utilities — 0.1%
NextEra Energy, Inc., CVT, 5.279%, Maturing 03/01/23	707	36,029
Southern Co. (The), Series 2019, CVT, 6.750%, Maturing 08/01/22	1,284	65,497
		101,526
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Germany) (PRFC)	41	25,888
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The), CVT, 6.875%, Maturing 02/15/24	581	56,008
Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)	20,700	11,099
Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	452	26,387

Total Preferred Stocks (cost $360,753)		429,042
Unaffiliated Funds** — 9.7%
T Rowe Price Emerging Markets Bond Fund	473,021	5,269,454
T. Rowe Price Institutional Floating Rate Fund, (Institutional Shares)	607,005	5,930,444
T. Rowe Price Institutional High Yield Fund, (Institutional Shares)	572,902	5,075,909

Total Unaffiliated Funds (cost $15,993,306)		16,275,807

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.1%
Automobiles — 0.1%
AmeriCredit Automobile Receivables Trust,
Series 2021-02, Class D
1.290%	06/18/27	10	9,982
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-01A, Class A, 144A
3.450%	03/20/23	100	100,791
CarMax Auto Owner Trust,
Series 2020-01, Class B
2.210%	09/15/25	15	15,455
Series 2021-01, Class D
1.280%	07/15/27	10	9,959
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Drive Auto Receivables Trust,
Series 2020-01, Class C
2.360%	03/16/26	10	$10,138
Exeter Automobile Receivables Trust,
Series 2020-01A, Class B, 144A
2.260%	04/15/24	5	5,176
Series 2021-01A, Class C
0.740%	01/15/26	15	15,031
Series 2021-02A, Class C
0.980%	06/15/26	10	10,018
GM Financial Consumer Automobile Receivables Trust,
Series 2018-02, Class A3
2.810%	12/16/22	1	895
Santander Retail Auto Lease Trust,
Series 2019-A, Class A3, 144A
2.770%	06/20/22	1	880
			178,325
Credit Cards — 0.0%
Synchrony Credit Card Master Note Trust,
Series 2017-02, Class A
2.620%	10/15/25	10	10,246
Equipment — 0.0%
CNH Equipment Trust,
Series 2019-C, Class B
2.350%	04/15/27	20	20,686
Other — 0.0%
ServiceMaster Funding LLC,
Series 2021-01, Class A2I, 144A
2.865%	07/30/51	25	24,957

Total Asset-Backed Securities (cost $231,918)			234,214
Commercial Mortgage-Backed Securities — 0.2%
BANK,
Series 2017-BNK08, Class B
4.062%(cc)	11/15/50	15	16,313
Barclays Commercial Mortgage Securities Trust,
Series 2019-BWAY, Class D, 144A, 1 Month LIBOR + 2.160% (Cap N/A, Floor 2.160%)
2.244%(c)	11/15/34	10	9,799
CD Mortgage Trust,
Series 2016-CD2, Class A4
3.526%(cc)	11/10/49	10	10,931
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4
3.778%	09/10/58	10	10,919
Commercial Mortgage Trust,
Series 2015-CR24, Class A5
3.696%	08/10/48	10	10,852
Series 2015-LC21, Class A4
3.708%	07/10/48	10	10,863
FHLMC Multifamily Structured Pass-Through Certificates,
Series K068, Class A1
2.952%	02/25/27	8	8,484

A16

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Great Wolf Trust,
Series 2019-WOLF, Class A, 144A, 1 Month LIBOR + 1.034% (Cap N/A, Floor 1.034%)
1.118%(c)	12/15/36	10	$9,997
Series 2019-WOLF, Class C, 144A, 1 Month LIBOR + 1.633% (Cap N/A, Floor 1.633%)
1.717%(c)	12/15/36	10	9,986
GS Mortgage Securities Trust,
Series 2015-GC32, Class A4
3.764%	07/10/48	10	10,907
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	10	11,264
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class A5
3.822%	07/15/48	10	10,849
MHC Trust,
Series 2021-MHC02, Class D, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.584%(c)	05/15/23	15	15,005
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(cc)	08/15/47	10	10,695
Series 2015-C24, Class AS
4.036%(cc)	05/15/48	10	10,851
Series 2015-C27, Class AS
4.068%	12/15/47	15	16,337
Morgan Stanley Capital I Trust,
Series 2018-H04, Class A4
4.310%	12/15/51	10	11,528
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36	10	9,952
SFO Commercial Mortgage Trust,
Series 2021-555, Class B, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.584%(c)	05/15/38	10	10,025
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4
3.664%	09/15/58	10	10,868
Series 2015-NXS02, Class A5
3.767%(cc)	07/15/58	10	10,887
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	10	10,630

Total Commercial Mortgage-Backed Securities (cost $237,896)			247,942
Corporate Bonds — 1.8%
Advertising — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/26	10	10,950
3.650%	11/01/24	5	5,395
			16,345
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense — 0.0%
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35	10	$12,362
Airlines — 0.0%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28	3	3,315
American Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.150%	08/15/33	23	23,194
United Airlines 2018-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	09/01/31	26	26,177
			52,686
Auto Manufacturers — 0.1%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
2.950%	04/14/22	25	25,360
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	5,440
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
4.200%	11/06/21	35	35,118
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
2.650%	05/10/22	25	25,371
			91,289
Banks — 0.3%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	50	51,002
Sr. Unsec’d. Notes, MTN
4.244%(ff)	04/24/38	20	23,370
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.887%(ff)	01/10/28	35	38,687
Sub. Notes
4.450%	09/29/27	10	11,373
4.600%	03/09/26	10	11,304
Fifth Third Bancorp,
Sr. Unsec’d. Notes
1.625%	05/05/23	15	15,273
Sub. Notes
4.300%	01/16/24	10	10,763
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.500%	01/23/25	15	16,067
3.850%	01/26/27	10	10,987
Sub. Notes
5.150%	05/22/45	5	6,547
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.882%(ff)	07/24/38	20	22,856

A17

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
2.956%(ff)	05/13/31	15	$15,620
3.375%	05/01/23	50	52,288
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.250%	04/06/27	25	25,842
M&T Bank Corp.,
Sr. Unsec’d. Notes
3.550%	07/26/23	25	26,355
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23	15	15,531
Sr. Unsec’d. Notes, MTN
3.971%(ff)	07/22/38	15	17,261
4.300%	01/27/45	5	6,097
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	15	15,159
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/12/25	35	35,086
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/05/30	10	10,013
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	2	2,028
			439,509
Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	10	12,419
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.100%	07/17/22	5	5,089
			17,508
Biotechnology — 0.0%
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30	40	39,732
3.625%	09/15/22	5	5,159
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22	5	5,112
			50,003
Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	2	2,037
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals — 0.0%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
1.500%	10/15/25	5	$5,094
Ecolab, Inc.,
Sr. Unsec’d. Notes
3.250%	12/01/27	5	5,469
			10,563
Commercial Services — 0.1%
George Washington University (The),
Unsec’d. Notes, Series 2014
4.300%	09/15/44	5	6,270
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50	20	20,078
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/24	30	31,518
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30	10	10,608
3.500%	03/16/23	5	5,210
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26	5	5,527
			79,211
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
1.650%	05/11/30	15	14,707
3.200%	05/13/25	25	26,981
			41,688
Diversified Financial Services — 0.1%
Air Lease Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/22	5	5,043
3.625%	04/01/27	5	5,375
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	5	5,306
5.250%	05/15/24	20	21,829
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	01/30/23	25	25,879
3.650%	05/11/27	20	22,135
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5	5,395
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.450%	09/21/23	25	26,396
Visa, Inc.,
Sr. Unsec’d. Notes
2.150%	09/15/22	15	15,258

A18

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25	5	$5,244
			137,860
Electric — 0.1%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	11,923
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	15	16,931
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	5	5,415
Sr. Unsec’d. Notes, Series N
3.800%	12/01/23	10	10,655
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	25	27,089
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	10	13,640
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	10	10,891
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	15	15,349
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	12,148
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	10	9,758
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	10	10,500
			144,299
Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	10	10,546
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.550%	10/30/24	15	16,581
			27,127
Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	15	15,712
3.375%	11/15/27	5	5,452
			21,164
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Forest Products & Paper — 0.0%
International Paper Co.,
Sr. Unsec’d. Notes
5.000%	09/15/35	10	$12,412
Gas — 0.0%
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27	10	10,956
3.950%	03/30/48	15	17,061
			28,017
Healthcare-Products — 0.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
1.150%	01/30/28	20	19,608
Healthcare-Services — 0.1%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	6,755
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	15	18,450
Banner Health,
Unsec’d. Notes
1.897%	01/01/31	5	4,941
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	25	31,136
CommonSpirit Health,
Sec’d. Notes
2.950%	11/01/22	10	10,265
Sr. Sec’d. Notes
2.760%	10/01/24	15	15,780
2.782%	10/01/30	5	5,149
Hackensack Meridian Health, Inc.,
Sr. Sec’d. Notes
4.211%	07/01/48	20	24,469
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29	20	22,343
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	15	18,073
MedStar Health, Inc.,
Sec’d. Notes, Series 20A
3.626%	08/15/49	20	21,896
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	6,133
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	10	10,030
3.750%	07/15/25	5	5,513
			200,933

A19

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30	30	$32,766
Aon Corp.,
Gtd. Notes
2.200%	11/15/22	15	15,304
Aon PLC,
Gtd. Notes
3.875%	12/15/25	5	5,507
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	15	15,474
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	10	10,055
3.300%	03/14/23	5	5,190
3.500%	06/03/24	10	10,672
4.350%	01/30/47	5	6,184
New York Life Global Funding,
Sec’d. Notes, 144A
1.100%	05/05/23	5	5,060
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30	20	19,809
3.400%	05/15/25	10	10,746
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	20	24,199
			160,966
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	5	5,300
3.875%	08/22/37	10	11,770
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/25	5	5,426
			22,496
Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/30	10	10,420
3.950%	05/01/28	15	16,851
			27,271
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	10	11,241
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25	50	55,484
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	5	$5,402
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30	50	56,855
			128,982
Oil & Gas — 0.1%
BP Capital Markets America, Inc.,
Gtd. Notes
3.410%	02/11/26	25	27,253
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	20	20,685
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	10	10,316
ConocoPhillips,
Gtd. Notes, 144A
3.750%	10/01/27	5	5,577
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24	30	31,473
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	10	10,805
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.100%	05/15/25	10	10,642
TotalEnergies Capital International SA (France),
Gtd. Notes
2.434%	01/10/25	30	31,336
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	03/15/28	10	10,713
4.500%	03/04/29	20	22,400
			181,200
Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	5	5,374
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	10	10,715
3.600%	05/14/25	10	10,825
4.500%	05/14/35	10	11,954
4.700%	05/14/45	15	18,516
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	20	20,935
3.700%	06/06/27	17	18,795

A20

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.900%	07/26/24	13	$13,804
3.550%	08/15/22	10	10,286
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.410%	06/15/27	15	16,337
3.750%	09/15/25	5	5,440
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	9	9,512
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	50	53,766
3.500%	07/20/22	5	5,100
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	35	34,589
			240,574
Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	5	5,538
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	10	10,603
3.701%	01/15/39	5	5,535
Energy Transfer LP,
Sr. Unsec’d. Notes
5.250%	04/15/29	10	11,715
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	5	5,503
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	5	5,329
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	10	11,172
4.500%	05/15/30	5	5,768
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	15	16,252
			77,415
Real Estate Investment Trusts (REITs) — 0.1%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.625%	11/15/27	35	38,161
American Tower Corp.,
Sr. Unsec’d. Notes
1.450%	09/15/26	30	29,856
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5	5,404
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
3.900%	03/15/27	5	$5,474
4.050%	07/01/30	5	5,568
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.700%	06/15/26	10	10,927
4.750%	05/15/47	5	6,137
Essex Portfolio LP,
Gtd. Notes
2.650%	03/15/32	15	15,191
3.000%	01/15/30	5	5,261
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
3.625%	01/15/28	10	10,939
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31	5	5,213
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	5	5,340
4.250%	08/15/29	5	5,650
4.375%	10/01/25	5	5,567
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.400%	11/01/22	5	5,136
Life Storage LP,
Gtd. Notes
4.000%	06/15/29	15	16,783
Prologis LP,
Sr. Unsec’d. Notes
2.125%	04/15/27	5	5,181
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	5	5,351
VEREIT Operating Partnership LP,
Gtd. Notes
4.625%	11/01/25	20	22,489
WP Carey, Inc.,
Sr. Unsec’d. Notes
3.850%	07/15/29	20	22,161
			231,789
Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26	5	5,386
3.750%	06/01/27	15	16,728
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27	50	53,011
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	20	22,246
QVC, Inc.,
Sr. Sec’d. Notes
4.850%	04/01/24	5	5,399

A21

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.600%	05/15/31	5	$4,808
			107,578
Semiconductors — 0.1%
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27	10	11,236
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
3.150%	05/01/27	5	5,342
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.150%	05/20/30	25	25,387
3.250%	05/20/27	12	13,160
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	15	14,838
			69,963
Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	10	10,799
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	60	62,422
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23	25	25,867
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29	5	5,300
3.800%	12/15/26	15	16,649
			121,037
Telecommunications — 0.0%
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26	45	47,618
2.650%	11/20/40	20	18,864
			66,482
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.000%	11/19/24	15	15,883
Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	09/01/22	10	10,189
4.150%	04/01/45	10	11,994
Kansas City Southern,
Gtd. Notes
2.875%	11/15/29	5	5,249
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
3.500%	05/01/50	20	$20,982
			48,414
Trucking & Leasing — 0.0%
GATX Corp.,
Sr. Unsec’d. Notes
3.500%	03/15/28	15	16,361

Total Corporate Bonds (cost $2,741,791)			2,926,406
Municipal Bonds — 0.1%
California — 0.0%
State of California,
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	5	8,357
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	5	5,885
			14,242
Florida — 0.1%
County of Miami-Dade FL Transit System,
Revenue Bonds, BABs, Series B
5.624%	07/01/40	10	13,834
County of Miami-Dade FL Water & Sewer System Revenue,
Taxable, Revenue Bonds, Series C
3.490%	10/01/42	5	5,330
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	40	41,666
			60,830
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	14	21,423
Michigan — 0.0%
Great Lakes Water Authority Water Supply System Revenue,
Taxable, Revenue Bonds, Series C
3.473%	07/01/41	30	32,025
South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	5	5,187
Texas — 0.0%
Texas A&M University,
Taxable, Revenue Bonds, Series B
3.330%	05/15/39	25	27,076
Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	15	16,489

Total Municipal Bonds (cost $161,098)			177,272

A22

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities — 0.1%
Angel Oak Mortgage Trust,
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	35	$34,535
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2ED2, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.186%(c)	11/25/29	15	14,753
Series 2017-C05, Class 1ED3, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.286%(c)	01/25/30	8	7,886
Series 2017-C06, Class 2ED1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.086%(c)	02/25/30	6	6,087
Series 2018-C01, Class 1ED2, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.936%(c)	07/25/30	8	8,411
Series 2018-C02, Class 2ED2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.986%(c)	08/25/30	7	6,793
Series 2018-C03, Class 1EB2, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.936%(c)	10/25/30	15	14,939
Series 2018-C03, Class 1ED2, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.936%(c)	10/25/30	9	8,698
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class M1, 144A, 30 Day Average SOFR + 1.100% (Cap N/A, Floor 0.000%)
1.150%(c)	11/25/50	2	2,510
Series 2021-DNA02, Class M1, 144A, 30 Day Average SOFR + 0.800% (Cap N/A, Floor 0.000%)
0.850%(c)	08/25/33	9	8,814
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
2.150%(c)	10/25/33	10	10,203
Series 2021-HQA01, Class M1, 144A, 30 Day Average SOFR + 0.700% (Cap N/A, Floor 0.000%)
0.750%(c)	08/25/33	16	16,158
JPMorgan Mortgage Trust,
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50	12	11,886

Total Residential Mortgage-Backed Securities (cost $152,570)			151,673
Sovereign Bonds — 0.1%
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	20	20,328
3.300%	03/15/28	20	22,241
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	10	10,191
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	22	23,112
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
3.625%	02/24/28	20	$22,675
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series QO
2.875%	10/16/24	10	10,673
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	5	5,484

Total Sovereign Bonds (cost $106,970)			114,704
U.S. Treasury Obligations — 10.8%
U.S. Treasury Bonds
1.125%	05/15/40	145	125,357
1.250%	05/15/50	35	28,640
1.375%	08/15/50	15	12,663
1.875%	02/15/41	105	102,752
1.875%	02/15/51	150	143,109
2.000%	02/15/50(k)	300	294,797
2.500%	02/15/45	128	138,240
2.750%	11/15/42	10	11,245
2.750%	08/15/47	355	403,147
2.875%	08/15/45	80	92,262
3.000%	11/15/44	45	52,833
3.000%	11/15/45	50	58,945
3.000%	02/15/47	85	100,752
3.000%	05/15/47	15	17,798
3.000%	02/15/48	20	23,791
3.125%	11/15/41	58	69,083
3.125%	08/15/44	122	145,981
3.375%	05/15/44	5	6,215
3.625%	08/15/43	50	64,180
3.875%	08/15/40	10	13,111
4.500%	05/15/38	10	13,888
4.625%	02/15/40	130	185,778
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24	408	435,709
0.125%	10/15/24	881	942,366
0.125%	04/15/25	934	1,002,240
0.125%	10/15/25	1,076	1,164,121
0.125%	04/15/26	680	735,959
0.125%	07/15/26	222	241,649
0.125%	01/15/30	254	279,045
0.125%	07/15/30	261	288,151
0.125%	07/15/31	354	390,523
0.125%	02/15/51	109	119,584
0.250%	01/15/25	631	677,349
0.250%	07/15/29	332	369,551
0.250%	02/15/50	137	154,430
0.375%	07/15/23	175	184,141
0.375%	07/15/25	373	406,558
0.375%	01/15/27	666	735,031
0.375%	07/15/27	98	109,265
0.500%	04/15/24	1,361	1,452,838
0.500%	01/15/28	94	105,345
0.625%	01/15/24	1,080	1,152,149

A23

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
0.625%	01/15/26	1,191	$1,314,987
0.625%	02/15/43	9	11,033
0.750%	02/15/42	27	33,100
0.750%	02/15/45	5	5,705
0.875%	01/15/29	38	43,734
0.875%	02/15/47	37	47,828
1.000%	02/15/46	129	167,718
1.000%	02/15/48	60	79,326
1.000%	02/15/49	3	4,364
1.375%	02/15/44	173	238,048
2.000%	01/15/26	96	112,265
3.625%	04/15/28	30	40,615
U.S. Treasury Notes
0.125%	11/30/22	310	309,988
0.125%	01/31/23	220	219,923
0.125%	08/31/23	1,600	1,595,812
0.375%	03/31/22	320	320,500
0.375%	11/30/25	235	230,557
0.750%	01/31/28	60	58,263
1.125%	02/28/22	125	125,552
1.125%	02/15/31	90	87,188
2.250%	11/15/24	5	5,264

Total U.S. Treasury Obligations (cost $17,746,473)			18,102,341

Total Long-Term Investments (cost $133,159,688)			160,522,628

	Shares
Short-Term Investments — 4.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	6,628,397	6,628,397
PGIM Institutional Money Market Fund (cost $784,532; includes $784,427 of cash collateral for securities on loan)(b)(wa)	785,004	784,532

Total Short-Term Investments (cost $7,412,929)		7,412,929

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—100.4% (cost $140,572,617)		167,935,557

Option Written*~ — (0.0)%
(premiums received $245,253)	(4,930)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—100.4% (cost $140,327,364)	167,930,627

Liabilities in excess of other assets(z) — (0.4)%	(725,435)

Net Assets — 100.0%	$167,205,192

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NZD	New Zealand Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BABs	Build America Bonds
CDI	Chess Depository Interest
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
PIPE	Private Investments in Public Equity
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
SOFR	Secured Overnight Financing Rate
SPACs	Special Purpose Acquisition Companies
TIPS	Treasury Inflation-Protected Securities
UTS	Unit Trust Security
XAMS	Amsterdam Stock Exchange
XETR	Frankfurt Stock Exchange
XNGS	NASDAQ Global Select Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.
**	Investments are affiliated with the Subadvisor.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $(2,242) and (0.0)% of net assets.
(1)	The Portfolio entered into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $756,778; cash collateral of $784,427 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

A24

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded commitment with a SPAC outstanding at September 30, 2021:
Issuer(1)	Shares	Unfunded commitment amount	Current Value	Unrealized Depreciation
Ermenegildo Zegna Corp.^	3,958	$39,580	$37,338	$(2,242)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index	Call	10/15/21	4,525.00		29		3	$(4,930)
(premiums received $245,253)
Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
12	5 Year U.S. Treasury Notes	Dec. 2021	$1,472,906	$(10,798)
7	20 Year U.S. Treasury Bonds	Dec. 2021	1,114,531	(22,158)
				(32,956)
Short Positions:
1	2 Year U.S. Treasury Notes	Dec. 2021	220,055	134
6	10 Year U.S. Treasury Notes	Dec. 2021	789,656	9,727
3	10 Year U.S. Ultra Treasury Notes	Dec. 2021	435,750	7,480
2	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	382,125	9,731
9	Mini MSCI EAFE Index	Dec. 2021	1,020,150	46,423
4	S&P 500 E-Mini Index	Dec. 2021	859,550	11,133
				84,628
				$51,672
Forward foreign currency exchange contracts outstanding at September 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/22/21	Citibank, N.A.	AUD	25	$18,403	$18,075	$—	$(328)
Expiring 10/22/21	Citibank, N.A.	AUD	15	11,042	10,845	—	(197)
Expiring 10/22/21	Citibank, N.A.	AUD	13	9,055	9,182	127	—
Expiring 10/22/21	Citibank, N.A.	AUD	8	5,704	5,784	80	—
British Pound,
Expiring 11/19/21	Goldman Sachs International	GBP	13	18,067	17,517	—	(550)
A25

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 11/19/21	Goldman Sachs International	GBP	8	$11,118	$10,780	$—	$(338)
Expiring 11/19/21	Goldman Sachs International	GBP	7	8,989	8,893	—	(96)
Expiring 11/19/21	Goldman Sachs International	GBP	4	5,448	5,390	—	(58)
Canadian Dollar,
Expiring 10/22/21	Canadian Imperial Bank of Commerce	CAD	23	18,236	18,159	—	(77)
Expiring 10/22/21	Canadian Imperial Bank of Commerce	CAD	14	11,100	11,053	—	(47)
Expiring 10/22/21	Canadian Imperial Bank of Commerce	CAD	12	9,023	9,158	135	—
Expiring 10/22/21	Canadian Imperial Bank of Commerce	CAD	7	5,445	5,527	82	—
Euro,
Expiring 11/19/21	Morgan Stanley & Co. International PLC	EUR	8	9,009	8,928	—	(81)
Expiring 11/19/21	Morgan Stanley & Co. International PLC	EUR	5	5,499	5,449	—	(50)
Expiring 11/19/21	UBS AG	EUR	16	18,378	17,972	—	(406)
Expiring 11/19/21	UBS AG	EUR	10	11,264	11,015	—	(249)
New Zealand Dollar,
Expiring 10/22/21	Citibank, N.A.	NZD	26	18,575	17,946	—	(629)
Expiring 10/22/21	Citibank, N.A.	NZD	16	11,074	10,699	—	(375)
Expiring 10/22/21	Citibank, N.A.	NZD	13	9,078	9,180	102	—
Expiring 10/22/21	Citibank, N.A.	NZD	8	5,461	5,523	62	—
				$219,968	$217,075	588	(3,481)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/22/21	Citibank, N.A.	AUD	13	$9,214	$9,182	$32	$—
Expiring 10/22/21	Citibank, N.A.	AUD	8	5,804	5,784	20	—
Expiring 10/22/21	HSBC Bank PLC	AUD	25	18,124	18,075	49	—
Expiring 10/22/21	HSBC Bank PLC	AUD	15	10,875	10,846	29	—
British Pound,
Expiring 11/19/21	Citibank, N.A.	GBP	13	17,798	17,517	281	—
Expiring 11/19/21	Citibank, N.A.	GBP	8	10,952	10,778	174	—
Expiring 11/19/21	Morgan Stanley & Co. International PLC	GBP	7	9,048	8,893	155	—
Expiring 11/19/21	Morgan Stanley & Co. International PLC	GBP	4	5,484	5,390	94	—
Canadian Dollar,
Expiring 10/22/21	Bank of America, N.A.	CAD	23	18,137	18,159	—	(22)
Expiring 10/22/21	Bank of America, N.A.	CAD	14	11,040	11,053	—	(13)
Expiring 10/22/21	Canadian Imperial Bank of Commerce	CAD	12	9,187	9,158	29	—
Expiring 10/22/21	Canadian Imperial Bank of Commerce	CAD	7	5,544	5,527	17	—
Euro,
Expiring 11/19/21	Morgan Stanley & Co. International PLC	EUR	8	9,056	8,928	128	—
Expiring 11/19/21	Morgan Stanley & Co. International PLC	EUR	5	5,528	5,450	78	—
Expiring 11/19/21	UBS AG	EUR	16	18,175	17,972	203	—
Expiring 11/19/21	UBS AG	EUR	10	11,139	11,015	124	—
New Zealand Dollar,
Expiring 10/22/21	Goldman Sachs International	NZD	13	9,241	9,180	61	—
Expiring 10/22/21	Goldman Sachs International	NZD	8	5,559	5,523	36	—
Expiring 10/22/21	Morgan Stanley & Co. International PLC	NZD	26	18,238	17,947	291	—
Expiring 10/22/21	Morgan Stanley & Co. International PLC	NZD	16	10,872	10,698	174	—
				$219,015	$217,075	1,975	(35)
						$2,563	$(3,516)
A26

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A27